UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity®

AMT Tax-Free Money

Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.14%	$ 1,000.00	$ 1,000.05	$ .71
Hypothetical A		$ 1,000.00	$ 1,024.50	$ .71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/13	% of fund's investments 2/28/13	% of fund's investments 8/31/12
1 - 7	68.3	65.4	73.9
8 - 30	5.2	4.1	2.4
31 - 60	2.2	3.8	3.1
61 - 90	3.0	5.0	2.9
91 - 180	9.8	12.3	4.5
> 180	11.5	9.4	13.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/13	2/28/13	8/31/12
Fidelity AMT Tax-Free Money Fund	53 Days	48 Days	48 Days
All Tax-Free Money Market Funds Average*	42 Days	31 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/13	2/28/13	8/31/12
Fidelity AMT Tax-Free Money Fund	53 Days	48 Days	48 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Variable Rate Demand Notes (VRDNs) 53.7%	Variable Rate Demand Notes (VRDNs) 53.8%
Other Municipal Debt 34.1%	Other Municipal Debt 40.5%
Investment Companies 13.6%	Investment Companies 4.8%
Net Other Assets (Liabilities) (1.4)% **	Net Other Assets (Liabilities) 0.9%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields

	8/31/13	5/31/13	2/28/13	11/30/12	8/31/12

Fidelity AMT Tax-Free Money Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2013, the most recent period shown in the table, would have been -0.31%.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	$ 255	$ 255
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.07% 9/3/13, VRDN (b)	600	600
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.04% 9/6/13, LOC PNC Bank NA, VRDN (b)	1,300	1,300
		2,155
Alaska - 1.2%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	2,835	2,835
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.07% 9/6/13 (ConocoPhillips Guaranteed), VRDN (b)	2,400	2,400
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.08% 9/6/13 (ConocoPhillips Guaranteed), VRDN (b)	6,600	6,600
		11,835
Arizona - 3.5%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 F, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	2,840	2,840
Series 2008 G, 0.07% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,000	1,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	600	600
Series 2008 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.08% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,300	1,300
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.08% 9/6/13, LOC Freddie Mac, VRDN (b)	10,500	10,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,115	$ 2,115
Series Putters 3708Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,875	5,875
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 9/6/13, LOC Bank of America NA, VRDN (b)	3,500	3,500
		34,230
California - 1.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	1,800	1,800
California Gen. Oblig. Series 2005 B1, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	4,600	4,600
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 9/6/13, LOC Citibank NA, VRDN (b)	2,550	2,550
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.08% 9/6/13, LOC Bank of America NA, VRDN (b)	2,800	2,800
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series WF 08 29C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)	1,085	1,085
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.07% 9/6/13, LOC Bank of America NA, VRDN (b)	845	845
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.06% 9/6/13, LOC Bank of America NA, VRDN (b)	1,470	1,470
		15,150
Colorado - 2.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	1,300	1,300
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,065	2,065
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,100	1,100
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0040, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	3,700	3,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series ROC II R 12312, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	$ 3,000	$ 3,000
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.16% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	7,090	7,090
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.08% 9/6/13, LOC Bank of America NA, VRDN (b)	1,300	1,300
		19,555
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.09% 9/6/13, LOC Bank of America NA, VRDN (b)	400	400
Participating VRDN Series EGL 7 05 3031, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	4,300	4,300
		4,700
Delaware - 0.9%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.23% 9/6/13, VRDN (b)	4,900	4,900
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	4,200	4,200
		9,100
District Of Columbia - 0.9%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.12% 9/6/13, LOC Bank of America NA, VRDN (b)	1,025	1,025
(The AARP Foundation Proj.) Series 2004, 0.06% 9/6/13, LOC Bank of America NA, VRDN (b)	1,500	1,500
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.06% 9/6/13, LOC Branch Banking & Trust Co., VRDN (b)	4,800	4,800
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
		8,325
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - 3.5%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)	$ 4,415	$ 4,415
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.06% 9/6/13, LOC Fannie Mae, VRDN (b)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.06% 9/6/13, LOC Fannie Mae, VRDN (b)	1,100	1,100
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.08% 9/3/13, LOC Bank of America NA, VRDN (b)	1,200	1,200
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROCS II R 11830, 0.08% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	875	875
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)	2,650	2,650
North Broward Hosp. District Rev. Series 2005 A, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.09% 9/6/13, LOC Bank of America NA, VRDN (b)	1,200	1,200
Palm Beach County Rev. (Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.11% 9/6/13, LOC Bank of America NA, VRDN (b)	2,000	2,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,765	2,765
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.09% 9/6/13, LOC Bank of America NA, VRDN (b)	5,100	5,100
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.06% 9/6/13, LOC Freddie Mac, VRDN (b)	5,000	5,000
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2011 C, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
USF College of Medicine Health Facilities Series 2006 A1, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	2,400	2,400
USF Fing. Corp. Ctfs. of Prtn. Series 2007, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	600	600
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.05% 9/6/13, LOC Fannie Mae, VRDN (b)	1,050	1,050
		33,715
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.07% 9/6/13, LOC Bank of America NA, VRDN (b)	$ 1,600	$ 1,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.09% 9/6/13, LOC Bank of America NA, VRDN (b)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.06% 9/6/13, LOC Branch Banking & Trust Co., VRDN (b)	2,400	2,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,200	8,200
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.08% 9/6/13, LOC PNC Bank NA, VRDN (b)	2,300	2,300
		16,000
Hawaii - 1.7%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	600	600
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,665	4,665
Series ROC II R 11910, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	3,870	3,870
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
		16,435
Illinois - 6.2%
Chicago Gen. Oblig. Series 2005 D2, 0.06% 9/3/13, LOC Northern Trust Co., VRDN (b)	800	800
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.05% 9/6/13, LOC Barclays Bank PLC, VRDN (b)	700	700
Chicago Wtr. Rev.:
Series 2004 A2, 0.15% 9/6/13, LOC California Pub. Employees Retirement Sys., VRDN (b)	4,215	4,215
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2004 A3, 0.15% 9/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	$ 1,550	$ 1,550
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	18,900	18,900
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Series 2009 A, 0.08% 9/6/13, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Museum of Science & Industry Proj.) Series 2009 C, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (b)	1,000	1,000
(Provena Health Proj.) Series 2010 C, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	700	700
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.08% 9/6/13, LOC Northern Trust Co., VRDN (b)	4,600	4,600
(Spertus Institute of Jewish Studies Proj.) 0.07% 9/6/13, LOC Northern Trust Co., VRDN (b)	3,400	3,400
Participating VRDN Series MS 3332, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (b)(e)	1,000	1,000
Series 2011 B, 0.08% 9/6/13, LOC PNC Bank NA, VRDN (b)	950	950
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	400	400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)	500	500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 0.07% 9/6/13, LOC Citibank NA, VRDN (b)	5,900	5,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)	1,500	1,500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	6,900	6,900
		60,415
Indiana - 0.9%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.05% 9/6/13 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	200	200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.05% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)	$ 700	$ 700
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	800	800
Series 2008 E, 0.07% 9/6/13, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2008 H, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	1,200	1,200
Indiana Fin. Auth. Rev. Series 2008 E7, 0.05% 9/6/13, VRDN (b)	1,000	1,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.06% 9/6/13, LOC Bank of Nova Scotia, VRDN (b)	2,000	2,000
		9,100
Iowa - 0.8%
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.05% 9/6/13 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	700	700
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 9/6/13, VRDN (b)	5,900	5,900
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.06% 9/6/13, VRDN (b)	900	900
		7,500
Louisiana - 0.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.08% 9/6/13, VRDN (b)	1,000	1,000
Series 2009 A, 0.08% 9/6/13, VRDN (b)	2,115	2,115
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 9/6/13, VRDN (b)	1,250	1,250
0.36% 9/6/13, VRDN (b)	2,700	2,700
		8,265
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.08% 9/6/13, LOC Fannie Mae, VRDN (b)	$ 1,200	$ 1,200
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.08% 9/6/13, LOC Bank of America NA, VRDN (b)	2,600	2,600
		3,800
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
		3,500
Michigan - 0.8%
Michigan Fin. Auth. Rev. Participating VRDN Series WF 11 111C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,500	2,500
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.11% 9/3/13, LOC JPMorgan Chase Bank, VRDN (b)	100	100
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	1,300	1,300
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.06% 9/6/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,200	4,200
		8,100
Minnesota - 0.8%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,860	6,860
St. Anthony Multi-Family Rev. (Autumn Woods Proj.) 0.06% 9/6/13, LOC Fannie Mae, VRDN (b)	1,015	1,015
		7,875
Mississippi - 0.9%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.11% 9/6/13, LOC Bank of America NA, VRDN (b)	8,500	8,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 0.09% 9/3/13, LOC Bank of America NA, VRDN (b)	$ 1,200	$ 1,200
Participating VRDN Series EGL 07 0001, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)	700	700
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.06% 9/6/13 (Liquidity Facility Freddie Mac), VRDN (b)	2,100	2,100
		12,000
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,485	5,485
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Putters 3700 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
		10,485
Nevada - 0.5%
Clark County Arpt. Rev. Series 2008 D 2A, 0.06% 9/6/13, LOC Citibank NA, VRDN (b)	800	800
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	2,455	2,455
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 9/6/13, LOC Union Bank NA, VRDN (b)	1,500	1,500
		4,755
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.26% 9/6/13, VRDN (b)	300	300
New Mexico - 1.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	11,755	11,755
New York - 4.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 9/6/13, LOC KeyBank NA, VRDN (b)	100	100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 2559, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 1,775	$ 1,775
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Putters 3857, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
Series ROC II R 14022, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	2,815	2,815
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.06% 9/6/13, LOC Bank of America NA, VRDN (b)	4,400	4,400
(Fordham Univ. Proj.) Series 2008 A2, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	2,350	2,350
Participating VRDN:
Series EGL 06 47 Class A, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series EGL 07 0003, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
Series 2003 D2E, 0.05% 9/6/13, LOC Royal Bank of Canada, VRDN (b)	3,155	3,155
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.09% 9/6/13, LOC Bank of America NA, VRDN (b)	800	800
Series 2009 B, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	1,700	1,700
		39,095
North Carolina - 1.9%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.07% 9/6/13 (Liquidity Facility Bank of America NA), VRDN (b)	2,195	2,195
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.06% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,650	1,650
		18,745
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.4%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.08% 9/3/13, LOC Bank of America NA, VRDN (b)	$ 1,500	$ 1,500
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,360	4,360
Lancaster Port Auth. Gas Rev. 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	800	800
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	700	700
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2006 A, 0.08% 9/6/13, LOC UBS AG, VRDN (b)	2,000	2,000
		13,690
Pennsylvania - 3.6%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (b)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (b)	3,750	3,750
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (b)	1,200	1,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.07% 9/6/13, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,500	1,500
Series 2008 A2, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (b)	1,000	1,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.07% 9/6/13, LOC PNC Bank NA, VRDN (b)	2,000	2,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (b)	1,500	1,500
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.17% 9/6/13, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,690	3,690
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (b)	3,275	3,275
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (b)	$ 4,990	$ 4,990
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.1% 9/6/13, LOC Bank of America NA, VRDN (b)	2,895	2,895
Somerset County Gen. Oblig. Series 2009 A, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (b)	3,445	3,445
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (b)	1,700	1,700
		35,445
Rhode Island - 1.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.07% 9/6/13, LOC TD Banknorth, NA, VRDN (b)	500	500
(New England Institute of Technology Proj.) Series 2008, 0.05% 9/6/13, LOC TD Banknorth, NA, VRDN (b)	1,220	1,220
(Roger Williams Univ. Proj.) Series 2008 B, 0.06% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,800	8,800
		10,520
South Carolina - 0.7%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.06% 9/6/13, LOC Branch Banking & Trust Co., VRDN (b)	2,400	2,400
		6,400
Tennessee - 2.6%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.06% 9/6/13, LOC Branch Banking & Trust Co., VRDN (b)	5,600	5,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.12% 9/6/13, LOC Bank of America NA, VRDN (b)	$ 3,100	$ 3,100
Series 2003, 0.12% 9/3/13, LOC Bank of America NA, VRDN (b)	900	900
Series 2004, 0.12% 9/3/13, LOC Bank of America NA, VRDN (b)	1,210	1,210
Series 2005, 0.12% 9/3/13, LOC Bank of America NA, VRDN (b)	5,160	5,160
Series 2008, 0.12% 9/3/13, LOC Bank of America NA, VRDN (b)	1,020	1,020
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.05% 9/6/13, LOC Bank of America NA, VRDN (b)	500	500
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.1% 9/6/13, LOC Bank of America NA, VRDN (b)	4,500	4,500
Series 2002, 0.12% 9/3/13, LOC Bank of America NA, VRDN (b)	935	935
Series 2006, 0.12% 9/3/13, LOC Bank of America NA, VRDN (b)	1,000	1,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,500	1,500
		25,425
Texas - 2.1%
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (b)	1,400	1,400
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (b)(e)	800	800
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.06% 9/6/13, LOC Bank of America NA, VRDN (b)	2,000	2,000
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,460	4,460
North Texas Tollway Auth. Rev. Series 2011 A, 0.08% 9/6/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	3,295	3,295
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,215	$ 3,215
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	265	265
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,495	1,495
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,500	1,500
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.11% 9/6/13, LOC Bank of America NA, VRDN (b)	200	200
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.06% 9/6/13, LOC Freddie Mac, VRDN (b)	1,300	1,300
Texas Gen. Oblig. Participating VRDN Series Solar 06 57, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	1,000	1,000
		20,930
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	1,140	1,140
Virginia - 0.8%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4254, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	665	665
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.06% 9/6/13, LOC Bank of New York, New York, VRDN (b)	3,000	3,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.08% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,860	3,860
		7,525
Washington - 1.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	1,600	1,600
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,300	1,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series ROC II R 11889, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	$ 3,250	$ 3,250
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Discovery Heights Apt. Proj.) Series 2010, 0.05% 9/6/13, LOC Freddie Mac, VRDN (b)	1,000	1,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	2,300	2,300
		10,450
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.06% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,200	1,200
Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 14065, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (b)(e)	3,200	3,200
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	2,600	2,600
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 9/6/13, VRDN (b)	200	200
		2,800
TOTAL VARIABLE RATE DEMAND NOTE (Cost $524,115)		524,115
Other Municipal Debt - 34.1%

Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	3,600	3,632
Alaska Indl. Dev. & Export Auth. Rev. Bonds (Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	1,000	1,004
		4,636
Arizona - 1.7%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	11,195	11,195
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Series 2011 B1, 0.15% 9/16/13, LOC Barclays Bank PLC, CP	$ 1,600	$ 1,600
Phoenix Civic Impt. Corp. Series 2009, 0.13% 9/3/13, LOC Bank of America NA, CP	640	640
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	500	507
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	2,400	2,400
		16,342
California - 6.3%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	1,600	1,600
California Gen. Oblig. RAN:
Series 2013 A1, 2% 5/28/14	10,000	10,132
Series 2013 A2, 2% 6/23/14	10,200	10,346
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	600	606
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	3,300	3,329
Los Angeles County Gen. Oblig. TRAN 2% 6/30/14	7,100	7,207
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14	870	878
2% 5/1/14	6,800	6,882
2% 6/26/14	7,700	7,814
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,400	2,400
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	2,000	2,018
Orange County Sanitation District Ctfs. of Prtn.:
BAN Series 2012 C, 2% 10/30/13	700	702
Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	600	600
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	800	812
San Francisco County Trans. Auth. Series 2004 A, 0.17% 9/12/13, LOC Wells Fargo Bank NA, CP	4,000	4,000
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	600	609
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	1,800	1,816
		61,751
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.32% tender 9/25/13, CP mode	$ 1,500	$ 1,500
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	600	600
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	200	201
		2,301
District Of Columbia - 0.5%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.17% tender 9/9/13, LOC JPMorgan Chase Bank, CP mode	1,300	1,300
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 1, 0.11% 10/10/13, LOC JPMorgan Chase Bank, CP	2,600	2,600
0.15% 12/2/13, LOC JPMorgan Chase Bank, CP	500	500
		4,400
Florida - 1.6%
Florida Board of Ed. Lottery Rev. Bonds Series 2006 A, 5% 7/1/14	1,500	1,559
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	3,440	3,440
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.12% 9/5/13, LOC State Street Bank & Trust Co., Boston, CP	576	576
0.13% 9/19/13, LOC State Street Bank & Trust Co., Boston, CP	700	700
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	1,700	1,707
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	6,400	6,427
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.16%, tender 3/28/14 (b)	1,000	1,000
Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	300	300
		15,709
Georgia - 0.6%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	2,600	2,616
Georgia Gen. Oblig. Bonds:
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	500	505
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Gen. Oblig. Bonds: - continued
Series 2011 F, 5% 12/1/13	$ 2,250	$ 2,277
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	500	501
		5,899
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/14	4,400	4,466
Illinois - 0.5%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series 2002 D, 5.375% 12/1/13	1,000	1,013
Illinois Fin. Auth. Ed. Rev. Series 2013, 0.16% 2/6/14, LOC PNC Bank NA, CP	600	600
Illinois Fin. Auth. Rev. Bonds (Palos Cmnty. Hosp. Proj.):
Series 2010 C, 0.13% tender 12/2/13, CP mode	1,885	1,885
Series 2012 H, 0.15% tender 10/3/13, CP mode	600	600
Illinois Sales Tax Rev. Bonds Series 2013, 2% 6/15/14	1,200	1,217
		5,315
Indiana - 0.1%
Indianapolis Gas Util. Sys. Rev. Series 2013, 0.11% 9/10/13, LOC JPMorgan Chase Bank, CP	900	900
Kansas - 1.4%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.09% 9/1/13 (b)	500	500
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14	1,600	1,600
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 0.24% 3/1/14	12,000	12,000
		14,100
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.22% tender 9/17/13, CP mode	600	600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.22% tender 9/17/13, CP mode	1,200	1,200
		1,800
Maryland - 1.1%
Baltimore County Gen. Oblig. Series 2011:
0.1% 9/16/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,563	1,563
0.1% 10/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,700	1,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig. Series 2011: - continued
0.11% 9/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 3,000	$ 3,000
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,898	1,898
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,700	1,700
Prince Georges County Ctfs. of Prtn. Bonds (Equip. Aquisition Prog.) Series 2012, 2% 10/15/13	1,035	1,037
		10,898
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.3% tender 9/9/13, CP mode	1,600	1,600
0.3% tender 9/9/13, CP mode	600	600
		2,200
Michigan - 0.1%
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 10/31/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	700	700
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.11% tender 9/5/13, CP mode	700	700
		1,400
Minnesota - 0.1%
Univ. of Minnesota Rev. Series 2005 A, 0.1% 9/5/13, CP	600	600
Missouri - 0.1%
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A, 5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	400	402
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B, 0.13% tender 12/2/13, LOC Bank of Nova Scotia, CP mode	600	600
		1,002
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.1% 9/16/13, CP	600	600
0.11% 9/11/13, CP	600	600
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A, 0.14% 9/12/13, CP	1,370	1,370
		2,570
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.1%
Clark County School District Bonds Series 2013 B, 3% 6/15/14	$ 500	$ 511
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.33% tender 9/26/13, CP mode	1,200	1,200
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	500	502
New York - 3.4%
Brewster Central School District BAN Series 2013, 1.5% 1/31/14	28,330	28,482
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.11% 9/17/13, CP	4,300	4,300
Series 8, 0.14% 3/24/14, CP	600	600
		33,382
North Carolina - 0.4%
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	490	502
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2008 A, 5.25% 1/1/14	400	407
Series 2012 A, 2% 1/1/14	1,900	1,911
Univ. of North Carolina at Chapel Hill Rev. Bonds Series Putters 4372, 0.1%, tender 11/7/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	700	700
		3,520
Ohio - 1.8%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.16% tender 11/7/13, CP mode	8,000	8,000
0.17% tender 12/5/13, CP mode	9,200	9,200
		17,200
Oklahoma - 1.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A:
0.11% 9/5/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A: - continued
0.11% 9/10/13, LOC State Street Bank & Trust Co., Boston, CP	$ 2,000	$ 2,000
0.11% 10/1/13, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
		11,000
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 E, 0.1% tender 9/26/13, CP mode	4,000	4,000
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,020	1,020
		5,020
Pennsylvania - 0.2%
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	1,265	1,305
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	500	508
		1,813
South Carolina - 1.3%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	700	705
Charleston County School District BAN 1% 5/8/14	600	603
Dorchester County No. 2 School District BAN 0.2% 8/15/14	1,500	1,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	1,300	1,308
South Carolina Gen. Oblig. Bonds Series ROC II R 692W, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	4,165	4,165
York County Poll. Cont. Rev. Bonds 0.32% tender 9/3/13, CP mode	4,500	4,500
		12,781
Texas - 6.5%
Austin Elec. Util. Sys. Rev. Series 2013 A, 0.11% 9/17/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	400	400
Fort Bend Independent School District Bonds Series PZ 124, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	10,345	10,345
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Series 2013 A1, 0.12% 9/10/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 1,300	$ 1,300
Series 2013 D, 0.11% 9/12/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,985	1,985
Harris County Metropolitan Trans. Auth.:
Series 2013 A1, 0.17% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
Series 2013 A3, 0.15% 9/9/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
Houston Gen. Oblig.:
Series 2013 A, 0.11% 9/12/13, LOC Union Bank NA, CP	1,400	1,400
TRAN Series 2013, 2% 6/30/14	1,700	1,725
Houston Util. Sys. Rev. Bonds Series 2011 E, 5% 11/15/13	2,000	2,020
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	500	500
Lower Colorado River Auth. Rev.:
0.11% 9/5/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	600	600
0.14% 10/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	700	700
Lower Colorado River Auth. Transmission Contract Rev. Bonds 5% 5/15/14	1,515	1,565
Pasadena Independent School District Bonds Series 2013, 2% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,550	2,571
Rockwall Independent School District Bonds Series 2013, 2% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,320	1,330
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.15%, tender 3/28/14 (b)	400	400
Texas Gen. Oblig.:
Bonds Series 2010 B, 5% 10/1/13	500	502
TRAN Series 2013, 2% 8/28/14	15,000	15,265
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006, 5% 4/1/14	1,000	1,028
		63,736
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B1, 0.11% 9/19/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Utah TRAN Series 2013, 1% 12/27/13	$ 1,800	$ 1,805
Utah Gen. Oblig. Bonds Series 2011 A, 5% 7/1/14	1,000	1,040
		4,145
Virginia - 0.2%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 3/28/14 (b)	1,100	1,100
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Proj.) Series 2012, 4% 5/15/14	1,000	1,027
		2,127
Washington - 0.3%
King County Kent School District #145 Gen. Oblig. Bonds (Cr. Enhancement Prog.) Series 2012 A, 2% 12/1/13 (Washington Gen. Oblig. Guaranteed)	1,265	1,270
Snohomish County Pub. Util. District #1 Bonds Series 2010, 5% 12/1/13	650	658
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	905	905
		2,833
Wisconsin - 1.7%
Madison Gen. Oblig. Bonds Series 2012 C, 2% 10/1/13	765	766
Milwaukee Gen. Oblig. RAN Series 2013 R1, 1.75% 12/5/13	2,300	2,309
Wisconsin Gen. Oblig.:
Series 2005 A, 0.09% 9/17/13 (Liquidity Facility Bank of New York, New York), CP	500	500
Series 2006 A, 0.09% 9/9/13 (Liquidity Facility Bank of New York, New York), CP	500	500
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.12%, tender 3/28/14 (b)	500	500
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Aurora Health Care, Inc. Sys. Proj.) Series 2010 C, 0.14% tender 10/3/13, LOC Bank of America NA, CP mode	1,500	1,500
0.13% tender 12/2/13, CP mode	400	400
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 9/10/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,125	3,125
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.09% 9/10/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,109	$ 2,109
0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,260	5,260
		16,969
TOTAL OTHER MUNICIPAL DEBT (Cost $333,028)		333,028
Investment Company - 13.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.06% (c)(d) (Cost $132,812)	132,811,900	132,812
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $989,955)		989,955
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(13,871)
NET ASSETS - 100%		$ 976,084
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,270,000 or 3.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	10/2/09 - 11/30/12	$ 11,195
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 8/5/10	$ 3,440
Security	Acquisition Date	Cost (000s)
Fort Bend Independent School District Bonds Series PZ 124, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/8/06 - 11/29/12	$ 10,345
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 500
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 10/31/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13 - 8/7/13	$ 700
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 2,400
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 600
Security	Acquisition Date	Cost (000s)
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	5/15/12	$ 1,020
South Carolina Gen. Oblig. Bonds Series ROC II R 692W, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	8/3/12 - 9/10/12	$ 4,165
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	9/10/12	$ 300
Security	Acquisition Date	Cost (000s)
Univ. of North Carolina at Chapel Hill Rev. Bonds Series Putters 4372, 0.1%, tender 11/7/13 (Liquidity Facility JPMorgan Chase & Co.)	8/8/13	$ 700
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	6/13/13	$ 905
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 145
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $857,143)	$ 857,143
Fidelity Central Funds (cost $132,812)	132,812
Total Investments (cost $989,955)		$ 989,955
Cash		178
Receivable for fund shares sold		868
Interest receivable		907
Distributions receivable from Fidelity Central Funds		5
Receivable from investment adviser for expense reductions		76
Other receivables		3
Total assets		991,992

Liabilities
Payable for investments purchased	$ 15,265
Payable for fund shares redeemed	483
Distributions payable	1
Accrued management fee	158
Other affiliated payables	1
Total liabilities		15,908

Net Assets		$ 976,084
Net Assets consist of:
Paid in capital		$ 975,876
Accumulated undistributed net realized gain (loss) on investments		208
Net Assets, for 974,189 shares outstanding		$ 976,084
Net Asset Value, offering price and redemption price per share ($976,084 ÷ 974,189 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 1,580
Income from Fidelity Central Funds		145
Total income		1,725

Expenses
Management fee	$ 4,519
Independent trustees' compensation	4
Miscellaneous	4
Total expenses before reductions	4,527
Expense reductions	(2,910)	1,617
Net investment income (loss)		108
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		173
Net increase in net assets resulting from operations		$ 281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 108	$ 124
Net realized gain (loss)	173	55
Net increase in net assets resulting from operations	281	179
Distributions to shareholders from net investment income	(105)	(124)
Distributions to shareholders from net realized gain	-	(25)
Total distributions	(105)	(149)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	278,100	232,083
Reinvestment of distributions	98	140
Cost of shares redeemed	(438,651)	(433,103)
Net increase (decrease) in net assets and shares resulting from share transactions	(160,453)	(200,880)
Total increase (decrease) in net assets	(160,277)	(200,850)

Net Assets
Beginning of period	1,136,361	1,337,211
End of period	$ 976,084	$ 1,136,361

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.007
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.007
Distributions from net investment income	- D	- D	- D	- D	(.007)
Distributions from net realized gain	-	- D	- D	- D	- D
Total distributions	- D	- D	- D	- D	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.02%	.02%	.75%
Ratios to Average Net Assets B,C
Expenses before reductions	.43%	.43%	.43%	.43%	.48%
Expenses net of fee waivers, if any	.15%	.17%	.27%	.29%	.38%
Expenses net of all reductions	.15%	.17%	.27%	.29%	.36%
Net investment income (loss)	.01%	.01%	.01%	.01%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 976	$ 1,136	$ 1,337	$ 1,747	$ 2,507

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 989,955

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 71
Undistributed ordinary income	$ 5
Undistributed long-term capital gain	$ 133

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Tax-exempt Income	$ 105	$ 124
Long-term Capital Gains	-	25
Total	$ 105	$ 149

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. During the period this reimbursement reduced the Fund's expenses by $1,053.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,852.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $5.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity AMT Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity AMT Tax-Free Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity AMT Tax-Free Money Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 11, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse

Annual Report

Trustees and Officers - continued

experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (1967)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $133,077, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMM-UANN-1013
1.790914.110

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	-4.03%	4.27%	3.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Arizona Municipal Income Fund on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Signs of an improving economy, speculation that the Federal Reserve would soon taper its stimulus program and the challenges of some high-profile issuers caused municipal bond yields to rise and prices to decline over the latter part of the 12-month period ending August 31, 2013. For the year, the Barclays® Municipal Bond Index returned -3.70%, underperforming the taxable investment-grade debt market, which returned -2.47%, as measured by the Barclays® U.S. Aggregate Bond Index. The muni market was relatively steady from September 2012 through April 2013, as interest rates remained range-bound, state tax revenues continued to recover and investors poured money into the asset class. But munis came under intense pressure in May, when U.S. bonds of all types sold off as the Fed indicated it might curtail its massive purchases of government bonds sooner than expected. The difficulties of a few issuers - Puerto Rico, Detroit and Illinois - also continued to weigh heavily on the muni market. In mid-July, Detroit became the largest U.S. city to file for bankruptcy protection. In late August, Puerto Rico debt declined further in the wake of uninspiring economic data and a high-profile Barron's article highlighting the significant challenges faced by the commonwealth and other issuers on the island. At period end, munis were selling at some of their most compelling values relative to Treasuries since 2011.

Comments from Kevin Ramundo, Portfolio Manager of Fidelity® Arizona Municipal Income Fund: For the year, the fund returned -4.03%, while the Barclays Arizona 4+ Year Enhanced Municipal Bond Index returned -3.38%. I kept the fund's duration in line with its benchmark, evaluated bonds based on both their yield and potential for price appreciation, kept the fund diversified in terms of sectors and issuers, and continued to draw from Fidelity's research and trading resources to find bonds that offered what I believe represented good value. A trio of factors was behind the fund's underperformance of the Barclays index: the fund's out-of index investments in Puerto Rico bonds, which came under heavy selling pressure in the final weeks of the period; its barbell yield-curve positioning, with its overweight in long-maturity bonds underperforming; and its underweighting in housing bonds, which generally outpaced the Arizona muni market. Contributing to the fund's performance versus the index was the fund's underweighting in prepaid gas bonds, which investors sold during the market decline; and its outsized stake in higher-coupon callable bonds, which behaved defensively as interest rates climbed and outperformed lower-coupon callable bonds in the sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 939.20	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80
Fidelity Arizona Municipal Money Market Fund	.14%
Actual		$ 1,000.00	$ 1,000.10	$ .71
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.7	14.6
General Obligations	17.6	17.5
Electric Utilities	15.4	16.5
Education	15.3	13.8
Special Tax	14.5	13.9
Weighted Average Maturity as of August 31, 2013
		6 months ago
Years	8.1	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	8.2	7.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
AAA 0.8%	AAA 6.1%
AA,A 79.6%	AA,A 79.3%
BBB 18.0%	BBB 13.8%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Arizona - 96.7%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,678,845
5.75% 7/1/23	250,000	277,675
Series 2012 A:
5% 7/1/21	1,070,000	1,231,859
5% 7/1/26	1,000,000	1,075,210
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,221,521
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,080,100
Series 2012 C, 5% 6/1/26	3,035,000	3,170,209
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,771,774
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,099,450
Series 2013 A, 5% 10/1/25	1,870,000	1,965,987
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,317,555
5% 7/1/32	470,000	451,139
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	893,020
Series 2012 A, 5% 2/1/23	1,285,000	1,339,548
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,072,580
Series 2007 B, 1.84% 1/1/37 (b)	1,000,000	756,960
Series 2008 A, 5.25% 1/1/31	1,000,000	1,018,090
Series 2008 D:
5.375% 1/1/32	1,000,000	1,024,880
6% 1/1/27	1,000,000	1,087,700
Series 2011 B1, 5.25% 3/1/39	1,000,000	978,000
Series 2012 A, 5% 1/1/43	3,500,000	3,304,630
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,790,008
Series 2008, 5.75% 9/1/22	1,000,000	1,106,030
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,064,870
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	$ 1,000,000	$ 1,096,250
Arizona Trans. Board Hwy. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,041,180
Series 2011 A, 5.25% 7/1/26	1,250,000	1,386,763
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	517,270
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,413,346
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,096,200
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,215,188
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,111,950
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,079,260
Series 2005, 5% 12/1/35	1,000,000	963,530
Series 2007:
5% 12/1/27	1,000,000	1,001,810
5% 12/1/32	1,000,000	969,870
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,721,852
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,068,320
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,796,256
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A:
5% 7/1/16	1,000,000	1,093,430
5.25% 7/1/32	1,000,000	1,000,610
Series 2009 A, 6% 7/1/39	1,000,000	1,069,670
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	994,490
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,006,354
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,017,490
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	500,000	534,890
5% 7/1/21	1,000,000	1,060,800
Mesa Util. Sys. Rev.:
Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,114,070
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Mesa Util. Sys. Rev.: - continued
Series 2011, 5% 7/1/35	$ 1,015,000	$ 1,037,340
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,069,420
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	849,577
5% 6/1/41	1,250,000	1,224,188
Series 2013, 5% 8/1/27	1,000,000	1,037,140
5% 6/1/21 (AMBAC Insured)	1,085,000	1,161,558
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,010,170
Series 2013, 5% 7/1/26 (c)	1,100,000	1,157,486
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,057,500
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	582,621
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,031,030
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,343,338
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	789,235
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,150
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,187,770
Series 2005, 5% 7/1/29	1,750,000	1,825,163
Series 2011, 5% 7/1/23	1,050,000	1,183,697
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	389,511
5% 7/1/27 (c)	400,000	397,604
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	697,808
5% 7/1/21 (AMBAC Insured)	910,000	948,466
Series 2013 A, 5% 12/1/22	1,000,000	1,107,490
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	$ 1,000,000	$ 1,131,040
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,823,973
5% 7/1/25	1,000,000	1,076,990
Series 2012 A:
5% 7/1/25	1,600,000	1,730,224
5% 7/1/26	1,000,000	1,068,300
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,420
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,077,020
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,337,697
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	915,556
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,202,603
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	2,000,000	2,046,060
Series 2006 A, 5% 1/1/37	5,690,000	5,799,476
Series 2008 A:
5% 1/1/24	1,075,000	1,160,140
5% 1/1/33	1,000,000	1,033,260
5% 1/1/38	3,400,000	3,460,554
Series 2009 A, 5% 1/1/26	1,950,000	2,087,885
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,000,000	913,450
5.5% 12/1/29	3,000,000	3,031,890
Scottsdale Gen. Oblig. Series 2012, 5% 7/1/22	1,010,000	1,168,055
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	406,327
Series 2008 A, 5% 9/1/23	355,000	364,287
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,121,684
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,120,000	$ 2,198,270
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,040,770
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,190,629
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	60,278
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,305,895
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,093,230
Tucson Wtr. Rev. Series 2013 A:
5% 7/1/24	1,250,000	1,384,913
5% 7/1/25	1,150,000	1,256,272
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	860,000	911,256
Series 2011, 6% 7/1/39	2,235,000	2,336,827
5.625% 7/1/36	1,000,000	965,660
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.) Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,081,590
Series 2008 A, 5% 6/1/22	1,315,000	1,441,279
Series 2009 A, 5% 6/1/39	1,000,000	1,011,860
Series 2012 A:
5% 6/1/25	1,000,000	1,095,480
5% 6/1/37	2,000,000	2,032,420
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,136,120
Series 2012 A, 5.25% 8/1/33	2,000,000	1,907,300
		150,813,691
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)(c)	300,000	313,359
6.375% 10/1/43 (a)(c)	200,000	196,704
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	452,372
		962,435
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.9%
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (c)	$ 500,000	$ 507,360
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	920,000	98,550
Series 2009 A, 6% 8/1/42	600,000	533,850
Series 2011 C:
0% 8/1/39	1,200,000	185,424
0% 8/1/41	500,000	66,710
		1,391,894
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	309,330
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $154,802,721)	153,477,350
NET OTHER ASSETS (LIABILITIES) - 1.6%	2,571,682
NET ASSETS - 100%	$ 156,049,032
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Health Care	17.7%
General Obligations	17.6%
Electric Utilities	15.4%
Education	15.3%
Special Tax	14.5%
Water & Sewer	11.8%
Others* (Individually Less Than 5%)	7.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $154,802,721)		$ 153,477,350
Cash		1,139,580
Receivable for investments sold		123,117
Receivable for fund shares sold		549,120
Interest receivable		1,628,683
Other receivables		258
Total assets		156,918,108

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 510,819
Payable for fund shares redeemed	101,304
Distributions payable	184,144
Accrued management fee	72,809
Total liabilities		869,076

Net Assets		$ 156,049,032
Net Assets consist of:
Paid in capital		$ 157,334,205
Undistributed net investment income		37,002
Accumulated undistributed net realized gain (loss) on investments		3,196
Net unrealized appreciation (depreciation) on investments		(1,325,371)
Net Assets, for 13,799,549 shares outstanding		$ 156,049,032
Net Asset Value, offering price and redemption price per share ($156,049,032 ÷ 13,799,549 shares)		$ 11.31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2013

Investment Income
Interest		$ 6,884,620

Expenses
Management fee	$ 1,020,544
Independent trustees' compensation	712
Miscellaneous	447
Total expenses before reductions	1,021,703
Expense reductions	(2,609)	1,019,094
Net investment income (loss)		5,865,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		414,386
Change in net unrealized appreciation (depreciation) on investment securities		(13,510,768)
Net gain (loss)		(13,096,382)
Net increase (decrease) in net assets resulting from operations		$ (7,230,856)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,865,526	$ 5,907,732
Net realized gain (loss)	414,386	691,454
Change in net unrealized appreciation (depreciation)	(13,510,768)	8,464,250
Net increase (decrease) in net assets resulting from operations	(7,230,856)	15,063,436
Distributions to shareholders from net investment income	(5,864,083)	(5,887,837)
Distributions to shareholders from net realized gain	(382,125)	(27,968)
Total distributions	(6,246,208)	(5,915,805)
Share transactions Proceeds from sales of shares	56,665,182	41,095,218
Reinvestment of distributions	3,619,802	3,359,514
Cost of shares redeemed	(74,669,582)	(30,074,016)
Net increase (decrease) in net assets resulting from share transactions	(14,384,598)	14,380,716
Redemption fees	3,595	1,089
Total increase (decrease) in net assets	(27,858,067)	23,529,436

Net Assets
Beginning of period	183,907,099	160,377,663
End of period (including undistributed net investment income of $37,002 and undistributed net investment income of $25,344, respectively)	$ 156,049,032	$ 183,907,099
Other Information Shares
Sold	4,727,263	3,444,168
Issued in reinvestment of distributions	300,213	281,600
Redeemed	(6,309,658)	(2,528,170)
Net increase (decrease)	(1,282,182)	1,197,598

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 11.55	$ 11.76	$ 11.12	$ 11.04
Income from Investment Operations
Net investment income (loss) B	.382	.413	.420	.416	.425
Net realized and unrealized gain (loss)	(.855)	.641	(.210)	.639	.112
Total from investment operations	(.473)	1.054	.210	1.055	.537
Distributions from net investment income	(.382)	(.412)	(.420)	(.416)	(.425)
Distributions from net realized gain	(.025)	(.002)	-	-	(.033)
Total distributions	(.407)	(.414)	(.420)	(.416)	(.458)
Redemption fees added to paid in capital B	- D	- D	- D	.001	.001
Net asset value, end of period	$ 11.31	$ 12.19	$ 11.55	$ 11.76	$ 11.12
Total Return A	(4.03)%	9.26%	1.92%	9.69%	5.15%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	3.16%	3.47%	3.71%	3.66%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,049	$ 183,907	$ 160,378	$ 184,201	$ 155,053
Portfolio turnover rate	20%	12%	10%	10%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/13	% of fund's investments 2/28/13	% of fund's investments 8/31/12
1 - 7	76.7	71.6	87.2
8 - 30	8.6	1.1	0.2
31 - 60	2.9	9.9	2.6
61 - 90	0.2	0.0	0.0
91 - 180	5.1	13.2	5.0
> 180	6.5	4.2	5.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/13	2/28/13	8/31/12
Fidelity Arizona Municipal Money Market Fund	33 Days	36 Days	27 Days
All Tax-Free Money Market Fund Average*	42 Days	31 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/13	2/28/13	8/31/12
Fidelity Arizona Municipal Money Market Fund	33 Days	36 Days	27 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Variable Rate Demand Notes (VRDNs) 66.1%	Variable Rate Demand Notes (VRDNs) 63.4%
Other Municipal Debt 25.4%	Other Municipal Debt 29.5%
Investment Companies 10.5%	Investment Companies 7.5%
Net Other Assets (Liabilities) † (2.0)%	Net Other Assets (Liabilities) † (0.4)%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	8/31/13	5/31/13	2/28/13	11/30/12	8/31/12
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2013, the most recent period shown in the table, would have been -0.38%.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.1%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 9/6/13, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 64.2%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series Putters 4147, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665,000	3,665,000
Series 2008 A, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)	9,100,000	9,100,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.06% 9/6/13, LOC Bank of America NA, VRDN (a)	2,300,000	2,300,000
Series 2008 G, 0.07% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	26,100,000	26,100,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)	11,710,000	11,710,000
Series 2008 B, 0.07% 9/6/13, LOC PNC Bank NA, VRDN (a)	10,000,000	10,000,000
Series 2009 F, 0.05% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,200,000	15,200,000
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.08% 9/6/13, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.08% 9/6/13, LOC Bank of America NA, VRDN (a)	3,700,000	3,700,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.1% 9/6/13, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series WF 11 138C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	10,455,000	10,455,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.26% 9/6/13, LOC Bank of America NA, VRDN (a)(d)	1,230,000	1,230,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.08% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.11% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	3,900,000	3,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.11% 9/6/13, LOC Fannie Mae, VRDN (a)(d)	$ 2,259,675	$ 2,259,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.1% 9/6/13, LOC Fannie Mae, VRDN (a)(d)	1,500,000	1,500,000
(San Angelin Apts. Proj.) Series 2004, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(d)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.09% 9/6/13, LOC Freddie Mac, VRDN (a)(d)	9,240,000	9,240,000
(Village Square Apts. Proj.) Series 2004, 0.08% 9/6/13, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.11% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.08% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,700,000	6,700,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.06% 9/6/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,675,000	10,675,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrace Apts. Proj.) Series 1999 A, 0.08% 9/6/13, LOC Freddie Mac, VRDN (a)	2,300,000	2,300,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.13% 9/6/13, LOC Bank of America NA, VRDN (a)(d)	4,085,000	4,085,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.26% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	630,000	630,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Phoenix Expansion Proj.) Series 2002, 0.32% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 1,805,000	$ 1,805,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	7,900,000	7,900,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.1% 9/6/13, LOC Fannie Mae, VRDN (a)(d)	5,845,000	5,845,000
Series A, 0.1% 9/6/13, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.05% 9/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,460,000	3,460,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(e)	1,300,000	1,300,000
Series EGL 07 0012, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(e)	1,000,000	1,000,000
Series MS 3078, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (a)(e)	1,500,000	1,500,000
Series MS 3179, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,020,000	3,020,000
Series ROC II R 11980 X, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(e)	2,800,000	2,800,000
Series WF 09 40C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.06% 9/6/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,030,000	11,030,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 9/6/13, LOC Bank of America NA, VRDN (a)	11,450,000	11,450,000
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)	9,500,000	9,500,000
		262,129,675
California - 0.2%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3267, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (a)(e)	1,000,000	1,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.23% 9/6/13, VRDN (a)	400,000	400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.34% 9/6/13, VRDN (a)	$ 360,000	$ 360,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 9/6/13, VRDN (a)(d)	200,000	200,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 9/6/13, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	100,000	100,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.26% 9/6/13, VRDN (a)	900,000	900,000
Series 2012 A, 0.28% 9/6/13, VRDN (a)(d)	200,000	200,000
		1,100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 9/6/13, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Ohio - 0.2%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.1% 9/6/13, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (a)	100,000	100,000
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.11% 9/6/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	800,000	800,000
		900,000
Tennessee - 0.3%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.12% 9/3/13, LOC Bank of America NA, VRDN (a)	1,015,000	1,015,000
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	200,000	200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.24% 9/6/13, VRDN (a)(d)	$ 250,000	$ 250,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 9/6/13, VRDN (a)	100,000	100,000
		350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $269,554,675)		269,554,675
Other Municipal Debt - 25.4%

Arizona - 24.5%
Arizona Ctfs. of Partnership Bonds:
Series 2010 B, 2% 10/1/13	1,800,000	1,802,298
Series 2013 A:
2% 10/1/13	3,760,000	3,765,330
2% 10/1/13	755,000	756,070
Arizona Health Facilities Auth. Rev. Bonds:
(Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/14	1,225,000	1,244,169
Series 2008 D, 5% 1/1/14	3,000,000	3,047,338
Series 2007 A, 5% 1/1/14	2,300,000	2,335,226
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5.5% 9/1/13	3,300,000	3,300,000
Arizona State Univ. Ctfs. of Partnership Bonds (Research Infrastructure Proj.) Series 2004, 5% 9/1/13	2,000,000	2,000,000
Arizona Trans. Board Hwy. Rev. Bonds Series 2011 A, 5% 7/1/14	1,600,000	1,663,419
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	1,295,000	1,295,000
Mesa Gen. Oblig. Bonds Series 2002, 5.375% 7/1/14	1,090,000	1,136,334
Phoenix Civic Impt. Corp. Series 2009, 0.13% 9/3/13, LOC Bank of America NA, CP	1,610,000	1,610,000
Series 2011 B1:
0.15% 9/16/13, LOC Barclays Bank PLC, CP	13,000,000	13,000,000
0.15% 9/16/13, LOC Barclays Bank PLC, CP	4,000,000	4,000,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	3,900,000	3,957,802
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 10/3/13, LOC Royal Bank of Canada, CP	5,800,000	5,800,000
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.: - continued
Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	$ 3,800,000	$ 3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/14	1,990,000	2,067,305
Phoenix Gen. Oblig. Bonds Series 2004, 4.5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	2,470,000	2,558,298
Pima County Ctfs. of Prtn. Bonds Series 2013 B, 1.5% 12/1/13	2,330,000	2,337,196
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 4% 6/1/14	4,015,000	4,127,402
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 2009 A, 3% 1/1/14	1,070,000	1,079,851
Series 2009 B, 3% 1/1/14	5,000,000	5,046,027
Series 2011 A, 3% 12/1/13	1,105,000	1,112,603
Series 2013 C, 0.09% 9/10/13, CP	15,400,000	15,400,000
Scottsdale Gen. Oblig. Bonds Series 2011, 3% 7/1/14	2,000,000	2,045,917
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2005 D, 5% 7/1/14	2,500,000	2,598,295
Tempe Gen. Oblig. Bonds Series 2013 B, 1% 7/1/14	2,285,000	2,299,765
Tucson Street & Hwy. User Rev. Bonds Series 2013 A, 2% 7/1/14	4,525,000	4,589,481
		99,775,126
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.22% tender 9/17/13, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.32% tender 9/25/13, CP mode (d)	600,000	600,000
		1,300,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.3% tender 9/9/13, CP mode	1,300,000	1,300,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2:
0.32% tender 9/25/13, CP mode (d)	300,000	300,000
0.35% tender 9/9/13, CP mode (d)	300,000	300,000
		600,000
Other Municipal Debt - continued
	Principal Amount	Value
Puerto Rico - 0.2%
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.21%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)(f)	$ 800,000	$ 800,000
TOTAL OTHER MUNICIPAL DEBT (Cost $103,775,126)		103,775,126
Investment Company - 10.5%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (b)(c) (Cost $42,963,000)	42,963,000	42,963,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $416,292,801)		416,292,801
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(8,264,744)
NET ASSETS - 100%		$ 408,028,057
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,095,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	12/6/12 - 7/22/13	$ 1,295,000
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.21%, tender 11/15/13(Liquidity Facility JPMorgan Chase Bank)	7/18/13	$ 800,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 41,108
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $373,329,801)	$ 373,329,801
Fidelity Central Funds (cost $42,963,000)	42,963,000
Total Investments (cost $416,292,801)		$ 416,292,801
Cash		156,744
Receivable for fund shares sold		7,798,348
Interest receivable		493,184
Distributions receivable from Fidelity Central Funds		2,317
Other receivables		1,298
Total assets		424,744,692

Liabilities
Payable for fund shares redeemed	$ 16,682,777
Distributions payable	182
Accrued management fee	33,668
Other affiliated payables	8
Total liabilities		16,716,635

Net Assets		$ 408,028,057
Net Assets consist of:
Paid in capital		$ 408,018,442
Accumulated undistributed net realized gain (loss) on investments		9,615
Net Assets, for 407,805,551 shares outstanding		$ 408,028,057
Net Asset Value, offering price and redemption price per share ($408,028,057 ÷ 407,805,551 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2013

Investment Income
Interest		$ 620,537
Income from Fidelity Central Funds		41,108
Total income		661,645

Expenses
Management fee	$ 1,987,125
Independent trustees' compensation	1,501
Total expenses before reductions	1,988,626
Expense reductions	(1,366,747)	621,879
Net investment income (loss)		39,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		34,577
Net increase in net assets resulting from operations		$ 74,343

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,766	$ 37,553
Net realized gain (loss)	34,577	15,267
Net increase in net assets resulting from operations	74,343	52,820
Distributions to shareholders from net investment income	(39,744)	(37,465)
Distributions to shareholders from net realized gain	(19,435)	-
Total distributions	(59,179)	(37,465)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,139,250,963	1,036,385,786
Reinvestment of distributions	56,967	36,751
Cost of shares redeemed	(1,120,287,777)	(1,030,133,140)
Net increase (decrease) in net assets and shares resulting from share transactions	19,020,153	6,289,397
Total increase (decrease) in net assets	19,035,317	6,304,752

Net Assets
Beginning of period	388,992,740	382,687,988
End of period	$ 408,028,057	$ 388,992,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.006
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.006
Distributions from net investment income	- D	- D	- D	- D	(.006)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	- D	- D	- D	- D	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.01%	.01%	.01%	.64%
Ratios to Average Net Assets B,C
Expenses before reductions	.50%	.50%	.50%	.50%	.54%
Expenses net of fee waivers, if any	.16%	.19%	.26%	.33%	.53%
Expenses net of all reductions	.16%	.19%	.26%	.33%	.52%
Net investment income (loss)	.01%	.01%	.01%	.01%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 408,028	$ 388,993	$ 382,688	$ 345,362	$ 373,206

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 154,786,993	$ 3,202,468	$ (4,512,111)	$ (1,309,643)
Fidelity Arizona Municipal Money Market Fund	416,292,801	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$ 21,276	$ -	$ 3,197	$ (1,309,643)
Fidelity Arizona Municipal Money Market Fund	204	6,849	2,565	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

August 31, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 5,864,083	$ -	$ 382,125	$ 6,246,208
Fidelity Arizona Municipal Money Market Fund	39,744	3,887	15,548	59,179
August 31, 2012
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 5,887,837	$ 27,968	$ -	$ 5,915,805
Fidelity Arizona Municipal Money Market Fund	37,465	-	-	37,465

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $35,385,411 and $49,706,363, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 447

During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,362,525.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below:

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Arizona Municipal Income Fund	$ 1,785	$ 824
Fidelity Arizona Municipal Money Market Fund	2,084	2,138

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2013, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse

Annual Report

Trustees and Officers - continued

experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Nancy D. Prior (1967)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Name, Year of Birth; Principal Occupation
Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/07/13	10/04/13	$0.001
Fidelity Arizona Municipal Money Market Fund	10/07/13	10/04/13	$0.000

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended August 31, 2013, or, if subsequently determined to be different, the net capital gain of such year:

Fidelity Arizona Municipal Income Fund	$404,170
Fidelity Arizona Municipal Money Market Fund	$9,944

During fiscal year ended 2013, 100% of each fund's income dividends were free from federal income tax, and 1.79% and 23.34% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's, respectively, income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AZI-SPZ-UANN-1013
1.790910.110

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.13%	$ 1,000.00	$ 1,000.10	$ .66
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/13	% of fund's investments 2/28/13	% of fund's investments 8/31/12
1 - 7	72.9	75.6	73.3
8 - 30	5.6	4.5	2.4
31 - 60	2.5	4.6	3.2
61 - 90	0.8	1.1	2.7
91 - 180	3.3	8.5	4.8
> 180	14.9	5.7	13.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/13	2/28/13	8/31/12
Fidelity Municipal Money Market Fund	54 Days	30 Days	51 Days
All Tax-Free Money Market Funds Average*	42 Days	31 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/13	2/28/13	8/31/12
Fidelity Municipal Money Market Fund	54 Days	30 Days	52 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Variable Rate Demand Notes (VRDNs) 62.0%	Variable Rate Demand Notes (VRDNs) 63.5%
Other Municipal Debt 29.2%	Other Municipal Debt 28.7%
Investment Companies 10.6%	Investment Companies 6.8%
Net Other Assets (Liabilities)† (1.8)%	Net Other Assets (Liabilities) 1.0%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	8/31/13	5/31/13	2/28/13	11/30/12	8/31/12
Fidelity Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2013, the most recent period shown in the table, would have been -0.31%.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 4,930	$ 4,930
Auburn Univ. Gen. Fee Rev. Participating VRDN:
Series WF 08 55C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,490	23,490
Series WF 11 53C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	7,010	7,010
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 9/6/13, VRDN (c)(f)	39,215	39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 9/6/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	21,000	21,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.07% 9/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,800	14,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.07% 9/3/13, VRDN (c)	15,300	15,300
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.04% 9/6/13, LOC PNC Bank NA, VRDN (c)	36,300	36,300
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.07% 9/6/13, LOC UBS AG, VRDN (c)	33,895	33,895
		195,940
Alaska - 0.3%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.06% 9/6/13, LOC Union Bank NA, VRDN (c)	16,400	16,400
Participating VRDN Series Putters 4722, 0.06% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	16,665	16,665
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.07% 9/6/13 (ConocoPhillips Guaranteed), VRDN (c)	12,400	12,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.08% 9/6/13 (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.08% 9/6/13 (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
Series 2002, 0.07% 9/6/13, VRDN (c)	12,200	12,200
		86,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.8%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series Putters 4147, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 10,115	$ 10,115
Series 2008 B, 0.05% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	13,135	13,135
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 F, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	24,075	24,075
Series 2008 G, 0.07% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,965	3,965
(Catholic Healthcare West Proj.):
Series 2005 B, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	13,930	13,930
Series 2008 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	23,500	23,500
Series 2009 F, 0.05% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	48,750	48,750
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.08% 9/6/13, LOC Bank of America NA, VRDN (c)	11,160	11,160
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	3,395	3,395
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.11% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	10,605	10,605
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.1% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(San Angelin Apts. Proj.) Series 2004, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Series A2, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Remo Apts. Proj.) Series 2002, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 4,100	$ 4,100
(Sands Apts. Proj.) Series 2001 A, 0.1% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	2,700	2,700
(Village Square Apts. Proj.) Series 2004, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.11% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,200	4,200
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,430	16,430
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.1% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.1% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	2,625	2,625
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,200	5,200
Series EGL 06 0141, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	28,800	28,800
Series EGL 07 0012, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	13,850	13,850
Series Putters 3307, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,395	6,395
Series Putters 3467, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 3708Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	23,895	23,895
Series ROC II R 14060, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 38,040	$ 38,040
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	86,975	86,975
		510,240
Arkansas - 0.5%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.48% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	225	225
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.11% 9/6/13, LOC Fannie Mae, VRDN (c)	7,015	7,015
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.38% 9/6/13, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.07% 9/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,310	2,310
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.09% 9/6/13, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	100,000	100,000
		143,950
California - 2.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.07% 9/6/13, LOC Citibank NA, VRDN (c)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.06% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	35,600	35,600
Series II R 11901, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.09% 9/6/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	11,110	11,110
Series ROC II R 11974, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,555	4,555
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2003 C1, 0.05% 9/6/13, LOC Bank of America NA, VRDN (c)	$ 6,200	$ 6,200
Series 2003 C3, 0.06% 9/6/13, LOC Citibank NA, VRDN (c)	41,000	41,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 3294, 0.07% 9/6/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,125	10,125
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 B, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,165	2,165
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2000 N, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,315	15,315
Series 2002 J, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,335	1,335
Series 2003 H, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,995	17,995
Series 2003 M:
0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,900	16,900
0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,435	18,435
Series 2006 C, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	54,000	54,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.06% 9/6/13, LOC Citibank NA, VRDN (c)(f)	5,755	5,755
California Statewide Cmntys. Dev. Auth. Rev. (North Peninsula Jewish Campus Proj.) 0.07% 9/3/13, LOC Bank of America NA, VRDN (c)	7,855	7,855
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 9/6/13, LOC Citibank NA, VRDN (c)	59,195	59,195
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.06% 9/3/13, LOC Bank of America NA, VRDN (c)	4,500	4,500
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 B, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	23,300	23,300
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 9/6/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	1,500	1,500
Series Putters 2864, 0.08% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series ROC II R 11728, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	$ 7,040	$ 7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3902 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,380	3,380
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.07% 9/6/13 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	14,780	14,780
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.08% 9/6/13, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	25,000	25,000
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	29,000	29,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)	16,750	16,750
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.05% 9/6/13, LOC Citibank NA, VRDN (c)	62,060	62,060
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.08% 9/6/13, LOC Bank of America NA, VRDN (c)	65,750	65,750
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series WF 08 29C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	21,980	21,980
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	21,590	21,590
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.05% 9/6/13, LOC Freddie Mac, VRDN (c)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,050	10,050
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	8,580	8,580
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	9,070	9,070
Univ. of California Revs. Participating VRDN Series Floaters 09 7C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,600	8,600
		699,555
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.8%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 14,000	$ 14,000
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.09% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.09% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	2,005	2,005
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,265	38,265
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	28,945	28,945
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.1% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.11% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	36,165	36,165
Series EGL 07 0040, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series ROC II R 12312, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,700	3,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2004 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	53,230	53,230
Series 2008 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	2,640	2,640
Series 2008 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	31,870	31,870
Series 2011 A, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	14,985	14,985
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.21% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 4,945	$ 4,945
Denver City & County School District # 1 Participating VRDN Series Putters 4336, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	7,900	7,900
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 11, 0.07% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,865	14,865
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.52% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	110	110
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.08% 9/6/13, LOC Bank of America NA, VRDN (c)	34,975	34,975
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.09% 9/6/13 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	45,490	45,490
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series ROC II R 14039, 0.08% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,865	5,865
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.09% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		524,865
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	27,440	27,440
(Yale-New Haven Hosp. Proj.):
Series K1, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	12,200	12,200
Series K2, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	3,675	3,675
Series L1, 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	6,130	6,130
Series L2, 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	8,800	8,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN Series Putters 4295, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	$ 5,870	$ 5,870
Series 2011 B, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	13,785	13,785
		77,900
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.24% 9/3/13, VRDN (c)(f)	3,000	3,000
Series 1988, 0.24% 9/3/13, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.26% 9/6/13, VRDN (c)	4,500	4,500
Series 1994, 0.24% 9/3/13, VRDN (c)(f)	30,000	30,000
Series 1999 B, 0.27% 9/6/13, VRDN (c)(f)	9,900	9,900
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	3,805	3,805
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	12,400	12,400
		77,155
District Of Columbia - 0.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	5,665	5,665
District of Columbia Income Tax Rev. Participating VRDN:
Series Putters 3369, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Series Putters 4020, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,250	7,250
Series WF 11 145C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,345	13,345
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.21% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,665	6,665
(Friends Legal Svcs. Corp. Proj.) 0.12% 9/6/13, LOC Bank of America NA, VRDN (c)	9,460	9,460
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.05% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	18,950	18,950
(The AARP Foundation Proj.) Series 2004, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	11,900	11,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(Washington Drama Society, Inc. Proj.) Series 2008, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 34,570	$ 34,570
(World Wildlife Fund Proj.) Series 2010, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	9,810	9,810
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	2,925	2,925
Series 2006 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	31,100	31,100
(Georgetown Univ. Proj.) Series 2007 B2, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
		158,140
Florida - 3.5%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.11% 9/6/13, LOC Citibank NA, VRDN (c)(f)	10,455	10,455
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.07% 9/6/13, LOC Citibank NA, VRDN (c)(f)	6,400	6,400
(Sanctuary Apts Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	16,220	16,220
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.11% 9/6/13, LOC Bank of Nova Scotia, VRDN (c)(f)	8,630	8,630
Collier County Health Facilities Auth. Health Facilities Rev. (Moorings, Inc. Proj.) Series 2008, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	6,065	6,065
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.11% 9/6/13, LOC Citibank NA, VRDN (c)(f)	18,085	18,085
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.07% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series EGL 07 48, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	21,445	21,445
Series Putters 3834 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,000	9,000
Series ROC II R 11884X, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	13,600	13,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series BC 13 4WX, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	$ 6,000	$ 6,000
Series Solar 07 30, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	22,000	22,000
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	5,270	5,270
(Banyan Bay Apts. Proj.) Series 1995 M, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	8,350	8,350
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	14,470	14,470
(Clarcona Groves Apts. Proj.) Series A, 0.08% 9/6/13, LOC Citibank NA, VRDN (c)(f)	8,700	8,700
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.08% 9/6/13, LOC Citibank NA, VRDN (c)(f)	5,300	5,300
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	5,500	5,500
(Hunters Run Apts. Proj.) Series G, 0.1% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
(Lynn Lake Apts. Proj.) Series B1, 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,450	7,450
(Riverwalk I Apts. Proj.) Series 2008 E, 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	4,955	4,955
(Savannah Springs Apts. Proj.) Series G, 0.11% 9/6/13, LOC Citibank NA, VRDN (c)(f)	6,975	6,975
(Sterling Palms Apts. Proj.) Series F, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.11% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	11,550	11,550
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.08% 9/3/13, LOC Bank of America NA, VRDN (c)	32,500	32,500
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,535	12,535
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROCS II R 11830, 0.08% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	$ 8,375	$ 8,375
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.11% 9/6/13, LOC Citibank NA, VRDN (c)(f)	10,770	10,770
(Grande Oaks Apts. Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	8,380	8,380
(Meridian Pointe Apts. Proj.) Series 2005, 0.11% 9/6/13, LOC Citibank NA, VRDN (c)(f)	11,700	11,700
(Mobley Park Apts. Proj.) Series A, 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	7,390	7,390
(Morgan Creek Apts. Proj.) Series 2003, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.43% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	505	505
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.26% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.1% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.08% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	80,470	80,470
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.11% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	6,340	6,340
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.11% 9/6/13, LOC Citibank NA, VRDN (c)(f)	15,500	15,500
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Ocean Hwy. & Port Auth. Rev. 0.12% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 4,500	$ 4,500
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	26,010	26,010
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.11% 9/6/13, LOC Citibank NA, VRDN (c)(f)	12,760	12,760
(Glenn Millenia Proj.) Series 2001 C, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,260	7,260
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 4148, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	27,370	27,370
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	20,700	20,700
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.07% 9/6/13, LOC Northern Trust Co., VRDN (c)	5,745	5,745
(Hospice of Palm Beach Proj.) Series 2001, 0.07% 9/6/13, LOC Northern Trust Co., VRDN (c)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.06% 9/6/13, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)	10,300	10,300
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.17% 9/6/13, LOC Bank of America NA, VRDN (c)	11,400	11,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	67,950	67,950
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	20,375	20,375
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.: - continued
(Suncoast Hospice Proj.) Series 2004, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 13,565	$ 13,565
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	14,800	14,800
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	44,750	44,750
Series 2010 B, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	59,550	59,550
Series 2011 C, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	20,500	20,500
USF College of Medicine Health Facilities Series 2006 A1, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	13,720	13,720
USF Fing. Corp. Ctfs. of Prtn.:
(College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	20,830	20,830
Series 2007, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	15,055	15,055
		1,014,030
Georgia - 1.9%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.27% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	3,815	3,815
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.1% 9/3/13, VRDN (c)(f)	11,400	11,400
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.21% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.09% 9/3/13, VRDN (c)	47,970	47,970
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	$ 46,800	$ 46,800
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,110	16,110
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	44,400	44,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	8,955	8,955
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,250	7,250
Georgia Gen. Oblig. Participating VRDN Series WF 08 12C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	14,465	14,465
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.09% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	10,335	10,335
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,115	4,115
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	50,040	50,040
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.08% 9/6/13, LOC PNC Bank NA, VRDN (c)	38,785	38,785
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev.: - continued
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 10,940	$ 10,940
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	9,700	9,700
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series BC 13 20U, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	4,000	4,000
Series WF 11 32C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	54,385	54,385
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Azalea Park Apts. Proj.) Series 1996, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)	1,400	1,400
(Rosemont Apts. Proj.) 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)	9,385	9,385
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.21% 9/6/13, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.07% 9/6/13, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
		553,860
Hawaii - 0.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,355	14,355
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	16,080	16,080
Series 2009 B, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	10,810	10,810
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.09% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	1,340	1,340
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 9/6/13, LOC Freddie Mac, VRDN (c)	$ 6,160	$ 6,160
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,005	4,005
		52,750
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Single Family Mtg. Proj.):
Series 2001 A, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,945	5,945
Series 2001 E, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,355	5,355
Series 2000 F, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,665	3,665
Series 2001 B, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,755	3,755
Series 2001 C, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,715	5,715
Series 2001 D1, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,000	1,000
Series 2002 C, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,210	6,210
Series 2002, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,650	8,650
Series 2004 A, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,700	5,700
Series 2006 G, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,360	6,360
		52,355
Illinois - 3.9%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.09% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	1,800	1,800
Chicago Board of Ed. Series 2000 B, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	23,000	23,000
Chicago Gen. Oblig.:
Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.11% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,595	7,595
Series 2005 D2, 0.06% 9/3/13, LOC Northern Trust Co., VRDN (c)	22,495	22,495
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.16% 9/6/13, LOC BMO Harris Bank NA, VRDN (c)(f)	$ 2,595	$ 2,595
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Putters 4360, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series Solar 06 75, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,740	19,740
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.05% 9/6/13, LOC Barclays Bank PLC, VRDN (c)	60,900	60,900
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.15% 9/6/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	87,915	87,915
Series 2004 A2, 0.15% 9/6/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	59,580	59,580
Series 2004 A3, 0.15% 9/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	17,745	17,745
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.26% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.31% 9/6/13, LOC BMO Harris Bank NA, VRDN (c)(f)	452	452
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.16% 9/6/13, LOC BMO Harris Bank NA, VRDN (c)(f)	2,140	2,140
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.09% 9/6/13, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Rev. (Field Museum of Natural History Proj.) Series 2000, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.07% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	7,070	7,070
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.08% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	19,540	19,540
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.05% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	4,250	4,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 36,200	$ 36,200
Series 2008 B2, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	38,400	38,400
Series 2009 A, 0.08% 9/6/13, LOC Bank of America NA, VRDN (c)	24,500	24,500
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	31,015	31,015
Series 2008 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	11,600	11,600
(Museum of Science & Industry Proj.):
Series 2009 A, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	15,500	15,500
Series 2009 C, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	12,870	12,870
Series 2009 D, 0.06% 9/6/13, LOC Northern Trust Co., VRDN (c)	15,500	15,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	16,000	16,000
(Provena Health Proj.) Series 2010 C, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	20,900	20,900
(Rockford Mem. Hosp. Proj.) 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	50,400	50,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.08% 9/6/13, LOC Northern Trust Co., VRDN (c)	7,700	7,700
(Saint Xavier Univ. Proj.) Series 2008, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)	9,775	9,775
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	7,300	7,300
Participating VRDN:
Series BA 08 1137, 0.07% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series EGL 06 115, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Series MS 3332, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	11,000	11,000
Series Putters 3174, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3378, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series Putters 3435, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 2,105	$ 2,105
0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	3,300	3,300
Series 2009 B, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Series 2011 B, 0.08% 9/6/13, LOC PNC Bank NA, VRDN (c)	10,220	10,220
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	30,585	30,585
(Prairie Station Apts. Proj.) 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.06% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	11,010	11,010
0.05% 9/6/13, LOC Freddie Mac, VRDN (c)	11,600	11,600
Illinois Sales Tax Rev. Participating VRDN Series WF 11 125C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,730	13,730
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.06% 9/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	17,000	17,000
Series 2007 A1, 0.07% 9/6/13, LOC Citibank NA, VRDN (c)	112,000	112,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.05% 9/6/13, LOC Freddie Mac, VRDN (c)	16,650	16,650
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.16% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.1% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3220, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	27,900	27,900
Series MS 3297, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	5,000	5,000
Series MS 3304, 0.08% 9/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	6,480	6,480
Series Putters 3861, 0.09% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	30,375	30,375
Series RBC O 42, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.11% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 14,300	$ 14,300
Univ. of Illinois Rev. Series 2008, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	24,890	24,890
		1,114,662
Indiana - 1.5%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,435	13,435
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	21,390	21,390
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.1% 9/6/13, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,333	7,333
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.08% 9/6/13, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.05% 9/6/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	5,500	5,500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.05% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	32,450	32,450
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	40,770	40,770
Series 2008 E, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	32,700	32,700
Series 2008 H, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	33,995	33,995
Series 2008 I, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
Participating VRDN Series 3654 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,730	15,730
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 16,070	$ 16,070
Series 2011 E, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	3,000	3,000
Indiana Fin. Auth. Rev.:
(DePauw Univ. Proj.) Series 2008 B, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	5,360	5,360
Series 2008, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	14,420	14,420
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,975	14,975
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.09% 9/6/13, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,090	6,090
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.06% 9/6/13, LOC Bank of Nova Scotia, VRDN (c)	4,000	4,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)	15,000	15,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	20,500	20,500
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	31,765	31,765
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		430,693
Iowa - 0.2%
Iowa Fin. Auth. Series 2005 C, 0.07% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	6,260	6,260
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.05% 9/6/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	17,400	17,400
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 9/6/13, VRDN (c)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 9/6/13, VRDN (c)(f)	3,100	3,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.07% 9/6/13, LOC Northern Trust Co., VRDN (c)	$ 5,600	$ 5,600
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.1% 9/3/13, LOC Fifth Third Bank, Cincinnati, VRDN (c)	2,260	2,260
Series 2007, 0.1% 9/3/13, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		52,620
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	14,630	14,630
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,440	10,440
		50,170
Kentucky - 1.5%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.08% 9/6/13, VRDN (c)(f)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.06% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	38,000	38,000
Series 2006 B, 0.07% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	32,000	32,000
Series 2008 A, 0.07% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	74,947	74,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.08% 9/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.08% 9/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.08% 9/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.13% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.09% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	$ 100	$ 100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	18,500	18,500
Kentucky Econ. Dev. Fin. Auth. Rev. Series 2005 B, 0.07% 9/6/13, LOC Branch Banking & Trust Co., VRDN (c)	14,900	14,900
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	9,400	9,400
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.06% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,460	20,460
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.11% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,000	6,000
Louisville & Jefferson County Series 2011 A, 0.05% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	26,000	26,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)	12,075	12,075
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,400	13,400
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.08% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.11% 9/6/13, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
		425,567
Louisiana - 1.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	63,640	63,640
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,840	6,840
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)	$ 4,095	$ 4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.):
Series 2003 B, 0.07% 9/3/13, LOC JPMorgan Chase Bank, VRDN (c)	25,950	25,950
Series 2013 B, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	14,250	14,250
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	23,325	23,325
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.08% 9/6/13, VRDN (c)(f)	1,000	1,000
Series 2003, 0.08% 9/6/13, VRDN (c)(f)	15,650	15,650
Series 2004, 0.08% 9/6/13, VRDN (c)	5,900	5,900
Series 2008 A, 0.06% 9/3/13, VRDN (c)	14,900	14,900
Series 2009 A, 0.08% 9/6/13, VRDN (c)	30,735	30,735
(C-Port LLC Proj.) Series 2008, 0.12% 9/6/13, LOC Bank of America NA, VRDN (c)	7,000	7,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 9/6/13, VRDN (c)	6,330	6,330
0.36% 9/6/13, VRDN (c)	32,370	32,370
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
Series 2010 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	43,800	43,800
Series 2010, 0.06% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	25,000	25,000
Series 2011, 0.06% 9/6/13, LOC Bank of Nova Scotia, VRDN (c)	40,000	40,000
		435,675
Maine - 0.3%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 28,865	$ 28,865
Series 2008 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	4,725	4,725
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.24% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
Old Town ME Solid Waste Disp. (Georgia-Pacific Corp. Proj.) 0.07% 9/6/13, LOC Bank of Nova Scotia, VRDN (c)(f)	13,000	13,000
		86,890
Maryland - 0.6%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.06% 9/6/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	13,630	13,630
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)	2,000	2,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.08% 9/6/13, LOC Bank of America NA, VRDN (c)	2,500	2,500
(Villa Julie College, Inc. Proj.) Series 2005, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	67,720	67,720
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.1% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)	4,600	4,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.07% 9/6/13, LOC PNC Bank NA, VRDN (c)(f)	$ 10,000	$ 10,000
Series 2008 C, 0.07% 9/6/13, LOC PNC Bank NA, VRDN (c)(f)	8,450	8,450
Washington Suburban San. District Participating VRDN Series WF 11 129C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,285	18,285
		178,330
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,675	2,675
Series Clipper 07 41, 0.09% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	39,000	39,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.08% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series Putters 3990, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Series Putters 4029, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,685	2,685
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.09% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
		121,800
Michigan - 0.9%
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.07% 9/6/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	13,350	13,350
Michigan Fin. Auth. Rev. Participating VRDN Series Putters 4286, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,890	4,890
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.11% 9/3/13, LOC JPMorgan Chase Bank, VRDN (c)	4,100	4,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 77,830	$ 77,830
(McLaren Health Care Corp. Proj.):
Series 2008 B2, 0.05% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	18,050	18,050
Series 2008 B3, 0.05% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	12,300	12,300
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,500	25,500
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	33,100	33,100
Wayne County Arpt. Auth. Rev.:
0.12% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,300	16,300
0.12% 9/6/13, LOC PNC Bank NA, VRDN (c)(f)	34,900	34,900
		257,320
Minnesota - 0.2%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.09% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.09% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.09% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	3,600	3,600
Minnesota Gen. Oblig. Participating VRDN Series ROC II R 11538, 0.08% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,245	10,245
Oak Park Heights Multi-family Rev. 0.06% 9/6/13, LOC Freddie Mac, VRDN (c)	7,685	7,685
St. Paul City Port Auth. District Heating Rev. Series 2009 5O, 0.09% 9/6/13, LOC Deutsche Bank AG, VRDN (c)	2,600	2,600
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.11% 9/6/13, LOC Deutsche Bank AG, VRDN (c)(f)	4,700	4,700
		45,155
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	7,700	7,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	$ 10,000	$ 10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.11% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
		39,300
Missouri - 0.8%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	11,900	11,900
Missouri Health & Edl. Facilities Series 2013 B, 0.08% 9/3/13, LOC Bank of America NA, VRDN (c)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 B1, 0.09% 9/3/13, LOC Bank of America NA, VRDN (c)	15,800	15,800
Series 2008 B2, 0.06% 9/3/13, LOC Bank of America NA, VRDN (c)	7,900	7,900
Participating VRDN:
Series EGL 07 0001, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series PT 4624, 0.11% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,040	11,040
Series Putters 3546, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,300	11,300
Series Putters 3929, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 D, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	9,460	9,460
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.05% 9/6/13, VRDN (c)	17,100	17,100
(Ascension Health Proj.):
Series 2003 C3, 0.05% 9/6/13, VRDN (c)	18,600	18,600
Series 2008 C4, 0.05% 9/6/13, VRDN (c)	21,700	21,700
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series PT 4625, 0.11% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,150	10,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	$ 19,500	$ 19,500
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.11% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	27,300	27,300
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.06% 9/6/13 (Liquidity Facility Freddie Mac), VRDN (c)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,080	30,080
		227,515
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	146,020	146,020
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 C, 0.06% 9/6/13 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	102,375	102,375
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	44,115	44,115
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.05% 9/6/13 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	5,400	5,400
		306,910
Nevada - 2.8%
Clark County Arpt. Rev.:
Series 2008 A2, 0.07% 9/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,000	18,000
Series 2008 B2, 0.05% 9/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	50,000	50,000
Series 2008 C1, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	122,900	122,900
Series 2008 C2, 0.27% 9/6/13, LOC Landesbank Baden-Wurttemburg, VRDN (c)(f)	44,450	44,450
Series 2008 C3, 0.27% 9/6/13, LOC Landesbank Baden-Wurttemburg, VRDN (c)(f)	27,300	27,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D 2A, 0.06% 9/6/13, LOC Citibank NA, VRDN (c)	$ 77,600	$ 77,600
Series 2008 D1, 0.06% 9/6/13, LOC Citibank NA, VRDN (c)	38,400	38,400
Series 2008 D3, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	39,415	39,415
Series 2011 B1, 0.07% 9/6/13, LOC Citibank NA, VRDN (c)(f)	88,700	88,700
Series 2011 B2, 0.07% 9/6/13, LOC Royal Bank of Canada, VRDN (c)(f)	36,800	36,800
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.07% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	42,900	42,900
Series Putters 3158, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series ROC II R 11507, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.11% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	39,200	39,200
Series 2009 A, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 9/6/13, LOC Union Bank NA, VRDN (c)	69,850	69,850
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar NV D7, 0.07% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,315	12,315
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,000	14,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 B, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	6,965	6,965
		794,215
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.38% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	$ 3,000	$ 3,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.4% 9/6/13, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	1,250	1,250
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	2,700	2,700
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	7,385	7,385
(Frisbie Memorial Hosp. Proj.) Series 2006, 0.07% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	11,050	11,050
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		55,585
New Jersey - 0.1%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.26% 9/6/13, VRDN (c)	7,900	7,900
Series 2012 A, 0.28% 9/6/13, VRDN (c)(f)	15,000	15,000
		30,500
New Mexico - 0.3%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	74,460	74,460
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,490	9,490
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
		85,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - 10.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 9/6/13, LOC KeyBank NA, VRDN (c)	$ 2,400	$ 2,400
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.07% 9/3/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	3,000	3,000
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3196, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series Putters 3282, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,650	6,650
Series ROC II R 14045, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,400	5,400
Series 1996 J3, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	17,200	17,200
Series 2004 H6, 0.05% 9/6/13, LOC Bank of America NA, VRDN (c)	15,105	15,105
Series 2004 H8, 0.05% 9/6/13 (Liquidity Facility Bank of America NA), VRDN (c)	2,235	2,235
Series 2012 G3, 0.05% 9/6/13 (Liquidity Facility Citibank NA), VRDN (c)	80,450	80,450
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.05% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	19,795	19,795
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(89 Murray St. Proj.) Series A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.1% 9/6/13, LOC Citibank NA, VRDN (c)(f)	8,000	8,000
(Beekman Tower Proj.) Series 2008 A, 0.09% 9/6/13, LOC RBS Citizens NA, VRDN (c)	26,000	26,000
(Courtland Avenue Apts. Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,905	7,905
(East 165th Street Proj.) Series A, 0.09% 9/6/13, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(Intervale Gardens Apts.) Series A, 0.09% 9/6/13, LOC Citibank NA, VRDN (c)(f)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.09% 9/6/13, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Morris Ave. Apts. Proj.) Series A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 14,700	$ 14,700
(Peter Cintron Apts. Proj.) Series C, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.06% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	8,400	8,400
(255 West 9th Street Proj.) Series 2001 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	66,935	66,935
(Brittany Dev. Proj.) Series A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	46,000	46,000
(Linden Plaza Proj.) Series 2008 A, 0.06% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	67,520	67,520
(Morris Avenue Apts. Proj.) Series A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
(One Columbus Place Dev. Proj.) Series A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Related-Tribeca Tower Proj.) Series 1997 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.06% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 43rd Street Proj.) Series 1999 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	3,300	3,300
(West End Towers Proj.) Series 2004 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	16,500	16,500
(Westport Dev. Proj.) Series 2004 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2002 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	51,500	51,500
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	6,600	6,600
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	13,800	13,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.06% 9/6/13, LOC Lloyds TSB Bank PLC, VRDN (c)	$ 26,400	$ 26,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	16,400	16,400
Series EGL 06 74 Class A, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	7,045	7,045
Series EGL 07 0157, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	19,800	19,800
Series EGL 09 46A, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	19,130	19,130
Series Putters 3384, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,750	3,750
Series Putters 3496Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,025	7,025
Series ROC II R 11904, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Series ROC II R 11931, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,750	3,750
Series 2008 B3, 0.06% 9/3/13 (Liquidity Facility Bank of America NA), VRDN (c)	11,000	11,000
Series FF, 0.06% 9/3/13 (Liquidity Facility Bank of America NA), VRDN (c)	24,550	24,550
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	8,865	8,865
Series Putters 4043, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	16,445	16,445
Series Putters 4084Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,850	3,850
Series ROC II R 11994, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Series ROC II R 14049, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	9,200	9,200
Series 1999 A2, 0.06% 9/6/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	20,500	20,500
Series 2001 A, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	31,700	31,700
Series 2001 B, 0.09% 9/3/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	13,400	13,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 1E, 0.09% 9/6/13 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	$ 11,810	$ 11,810
Series 2003 C4, 0.06% 9/3/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,650	3,650
New York City Trust Cultural Resources Rev.:
(Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A1, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
(The New York Botanical Garden Proj.) Series 2009 A, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	20,900	20,900
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,640	2,640
Series ROC II R 14005, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	113,900	113,900
(Rockefeller Univ. Proj.) Series 2009 B, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	7,475	7,475
(Univ. of Rochester Proj.) Series 2003 C, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	39,650	39,650
Participating VRDN:
ROC II R 11944, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,150	5,150
Series EGL 06 47 Class A, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	15,500	15,500
Series EGL 07 0002, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	18,000	18,000
Series EGL 07 0066, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Series ROC II R 11535, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,590	3,590
Series ROC II R 11722, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,935	2,935
Series ROC II R 11943, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,580	5,580
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	30,800	30,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 1999 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 52,850	$ 52,850
(125 West 31st Street Proj.) Series 2005 A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	12,500	12,500
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	28,500	28,500
Series 2001 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	4,400	4,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	21,600	21,600
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	56,500	56,500
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	11,375	11,375
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.17% 9/6/13, LOC Bank of America NA, VRDN (c)	29,200	29,200
(360 West 43rd Street Hsg. Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(66 West 38th Street Hsg. Proj.) Series A:
0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	44,300	44,300
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.06% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	51,500	51,500
(Biltmore Tower Hsg. Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	43,300	43,300
(Chelsea Apts. Proj.) Series 2003 A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	$ 56,800	$ 56,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	34,400	34,400
(East 39th Street Hsg. Proj.) Series 1999 A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	33,700	33,700
(Helena Hsg. Proj.) Series 2003 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.07% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	12,300	12,300
(South Cove Plaza Proj.) Series A, 0.07% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	28,000	28,000
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	10,000	10,000
(West 20th Street Proj.) Series 2001 A:
0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	28,875	28,875
0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
Series 2002 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	62,600	62,600
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	26,700	26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
Series 2004 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	52,950	52,950
Series 2007 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	62,100	62,100
Series 2009 B, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	36,885	36,885
Series 2011 A2, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	17,700	17,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	$ 25,700	$ 25,700
Series 2003 M1, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)	15,065	15,065
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4083, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,910	5,910
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.06% 9/6/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,900	4,900
Series 2008 B3V, 0.06% 9/6/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	70,600	70,600
Series 2008 B7V, 0.06% 9/6/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	49,285	49,285
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	34,000	34,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.06% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	17,800	17,800
Series 2005 A2, 0.06% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	1,500	1,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,800	4,800
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B 2A, 0.06% 9/3/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	3,350	3,350
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	16,750	16,750
		2,880,795
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.11% 9/6/13 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
North Carolina - 1.3%
BB&T Muni. Trust Participating VRDN Series BBT 08 11, 0.06% 9/6/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	21,290	21,290
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.06% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	11,680	11,680
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.05% 9/6/13, LOC Bank of America NA, VRDN (c)	$ 25,825	$ 25,825
Series 2010 C, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	6,900	6,900
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series 2002 C, 0.06% 9/6/13 (Liquidity Facility Bank of America NA), VRDN (c)	1,445	1,445
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.07% 9/6/13 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	2,100	2,100
Series 2011, 0.08% 9/6/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7050060, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	23,150	23,150
Series GS 08 9TP, 0.07% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,150	23,150
Series ROC II R 11850, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
Series 2003 C, 0.07% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	4,960	4,960
North Carolina Gen. Oblig. Participating VRDN Series Putters 4350, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	3,635	3,635
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.1% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.):
Series 2009 B, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
Series 2009 C, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	26,275	26,275
Participating VRDN:
Series BC 10 31W, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,625	3,625
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Series ROC II R 11808, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	$ 1,365	$ 1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	36,365	36,365
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 9/6/13, LOC Cr. Industriel et Commercial, VRDN (c)	32,630	32,630
Piedmont Triad Arpt. Auth. Series 2008 B, 0.09% 9/6/13, LOC Branch Banking & Trust Co., VRDN (c)(f)	22,975	22,975
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.06% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,665	9,665
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.08% 9/3/13 (Liquidity Facility Citibank NA) (c)(g)	9,625	9,625
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.1% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	15,855	15,855
0.1% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.21% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,100	1,100
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	28,900	28,900
		375,015
North Dakota - 0.2%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.36% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	46,500	46,500
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.15% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,180	1,180
		47,680
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Akron Bath Copley Hosp. District Rev.: - continued
Series B, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 11,200	$ 11,200
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.08% 9/3/13, LOC Bank of America NA, VRDN (c)	43,600	43,600
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.08% 9/6/13, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	14,510	14,510
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	14,900	14,900
Series 2000, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	31,300	31,300
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.17% 9/6/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	34,300	34,300
Lancaster Port Auth. Gas Rev. 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	92,620	92,620
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	8,305	8,305
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.26% 9/6/13, VRDN (c)	5,400	5,400
Series B, 0.15% 9/6/13, VRDN (c)	21,000	21,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,700	16,700
Series 2008 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	21,100	21,100
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.08% 9/6/13, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Marietta College Proj.) 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	4,895	4,895
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 18,575	$ 18,575
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series Putters 3558, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,300	2,300
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.08% 9/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	10,700	10,700
Series 2005 B2, 0.07% 9/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	11,300	11,300
Series 2005 F, 0.07% 9/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	29,200	29,200
Series B, 0.07% 9/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	16,785	16,785
Series 2004 D, 0.07% 9/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	1,900	1,900
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.07% 9/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	12,030	12,030
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.12% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	2,900	2,900
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	26,900	26,900
Series 2006 A, 0.08% 9/6/13, LOC UBS AG, VRDN (c)	52,600	52,600
		534,405
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 B, 0.05% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	23,850	23,850
Series 2008 C, 0.05% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,700	7,700
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.21% 9/6/13, LOC PNC Bank NA, VRDN (c)(f)	710	710
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,615	3,615
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	$ 6,555	$ 6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.09% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	34,510	34,510
Series Eighteen B, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	55,190	55,190
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	3,570	3,570
(New Columbia - Trouton Proj.) Series 2005, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	5,780	5,780
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.1% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.06% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	17,535	17,535
		180,015
Pennsylvania - 1.3%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	9,200	9,200
Series 2005 B, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	7,345	7,345
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.07% 9/6/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	1,500	1,500
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	5,800	5,800
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.06% 9/6/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	13,795	13,795
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.07% 9/6/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,515	12,515
Chester County Intermediate Unit Rev. Series 2003, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	2,155	2,155
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.11% 9/3/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 1,500	$ 1,500
Series 2008, 0.11% 9/3/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	6,110	6,110
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	41,100	41,100
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.08% 9/6/13, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	7,950	7,950
Luzerne County Convention Ctr. Series 2012, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	6,330	6,330
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.21% 9/6/13, LOC PNC Bank NA, VRDN (c)(f)	600	600
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.16% 9/6/13, LOC Citibank NA, VRDN (c)(f)	2,300	2,300
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Series Putters 3352Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,590	3,590
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	6,775	6,775
Participating VRDN Series ROC II R 14041, 0.08% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,375	11,375
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	26,400	26,400
Philadelphia Arpt. Rev. Series 2005 C1, 0.07% 9/6/13, LOC TD Banknorth, NA, VRDN (c)(f)	16,005	16,005
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.12% 9/6/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,200	1,200
(William Penn Charter School Proj.) Series 2008, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.05% 9/6/13, LOC Bank of America NA, VRDN (c)	$ 46,050	$ 46,050
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	38,545	38,545
Series RBC E 45, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	13,800	13,800
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	2,540	2,540
Series 2011 B, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	10,175	10,175
(Washington Hosp. Proj.) Series 2007 B, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	17,000	17,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (c)	8,330	8,330
		360,070
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.07% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	22,540	22,540
(Rhode Island School of Design Proj.) Series 2008 A, 0.05% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	5,175	5,175
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.38% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		32,715
South Carolina - 0.6%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.07% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	19,960	19,960
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.08% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,965	10,965
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.12% 9/3/13, VRDN (c)	16,400	16,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.): - continued
Series 1999 B, 0.14% 9/3/13, VRDN (c)(f)	$ 2,500	$ 2,500
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.):
Series 2009 A, 0.05% 9/6/13, LOC Branch Banking & Trust Co., VRDN (c)	4,550	4,550
Series 2009 D, 0.05% 9/6/13, LOC Branch Banking & Trust Co., VRDN (c)	6,355	6,355
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.06% 9/6/13, LOC Bank of New York, New York, VRDN (c)	10,090	10,090
0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.08% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.1% 9/6/13, LOC Branch Banking & Trust Co., VRDN (c)(f)	18,600	18,600
		179,070
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.09% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.12% 9/3/13, LOC Bank of America NA, VRDN (c)	19,300	19,300
Series 2003, 0.12% 9/3/13, LOC Bank of America NA, VRDN (c)	12,600	12,600
Series 2004, 0.12% 9/3/13, LOC Bank of America NA, VRDN (c)	13,610	13,610
Series 2005, 0.12% 9/3/13, LOC Bank of America NA, VRDN (c)	25,500	25,500
Series 2008, 0.12% 9/3/13, LOC Bank of America NA, VRDN (c)	56,105	56,105
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.05% 9/6/13, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2011 B, 0.05% 9/6/13, LOC Bank of America NA, VRDN (c)	28,400	28,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.08% 9/6/13, VRDN (c)(f)	$ 11,600	$ 11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.1% 9/6/13, LOC Rabobank Nederland, VRDN (c)(f)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.06% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.06% 9/6/13, LOC Freddie Mac, VRDN (c)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)	20,300	20,300
Series 2002, 0.12% 9/3/13, LOC Bank of America NA, VRDN (c)	5,620	5,620
Series 2004, 0.12% 9/3/13, LOC Bank of America NA, VRDN (c)	10,850	10,850
Series 2006, 0.12% 9/3/13, LOC Bank of America NA, VRDN (c)	51,660	51,660
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
		408,890
Texas - 7.5%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	52,950	52,950
Series 2005 2, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	57,500	57,500
Series 2005 4, 0.08% 9/6/13, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	36,100	36,100
Austin Independent School District Participating VRDN Series Putters 3554, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,505	3,505
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series ROC II R 11992, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,860	3,860
Series ROC II R 14042, 0.08% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	7,215	7,215
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN: - continued
Series WF 11 139C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 20,905	$ 20,905
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.08% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,680	18,680
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.08% 9/3/13, LOC Citibank NA, VRDN (c)(f)	20,410	20,410
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.08% 9/3/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,800	3,800
Series 2002 A:
0.08% 9/3/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,500	7,500
0.09% 9/3/13, LOC Bank of America NA, VRDN (c)(f)	10,200	10,200
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.09% 9/6/13, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.07% 9/6/13, LOC Citibank NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.07% 9/6/13, LOC Citibank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.08% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.1% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Series 2001, 0.1% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.07% 9/6/13, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.08% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 20,600	$ 20,600
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,180	7,180
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	23,410	23,410
Denton Independent School District Participating VRDN Series Putters 2603, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,355	7,355
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,865	19,865
Frisco Independent School District Participating VRDN:
Series ROC II R 11960, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	6,310	6,310
Series WF 11 1C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,600	13,600
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.11% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,130	9,130
Gulf Coast Indl. Dev. Auth. 0.13% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	13,700	13,700
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (c)	17,900	17,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.06% 9/6/13, VRDN (c)	16,450	16,450
(YMCA of the Greater Houston Area Proj.):
Series 2013 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	28,705	28,705
Series 2013 D, 0.06% 9/6/13, VRDN (c)	22,300	22,300
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	57,200	57,200
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	2,605	2,605
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 6,515	$ 6,515
(Louetta Village Apts. Proj.) Series 2005, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	6,580	6,580
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,510	7,510
(Primrose at Bammel Apts. Proj.) Series 2005, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	8,080	8,080
(Quail Chase Apts. Proj.) Series 1999, 0.09% 9/6/13, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	12,050	12,050
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.):
Series 2010, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	75,000	75,000
Series 2011, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	50,000	50,000
Series 2012, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	51,800	51,800
Houston Arpt. Sys. Rev. Series 2010, 0.05% 9/6/13, LOC Barclays Bank PLC, VRDN (c)	44,055	44,055
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series ROC II R 11860, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series WF 11 44C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,155	18,155
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.07% 9/6/13, LOC Citibank NA, VRDN (c)(f)	9,160	9,160
(Little Nell Apts. Proj.) Series 2003, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	12,400	12,400
(Mayfair Park Apts. Proj.) Series 2004, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Houston Util. Sys. Rev. Participating VRDN:
Series Putters 4719, 0.06% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	19,305	19,305
Series ROC II R 11411, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District Participating VRDN Series Solar 06 20, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 28,160	$ 28,160
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.39% 9/6/13, VRDN (c)(f)	12,600	12,600
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.07% 9/6/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,520	10,520
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series PT 4627, 0.11% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,805	10,805
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.07% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,200	7,200
North East Texas Independent School District Participating VRDN Series EGL 07 0123, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	17,870	17,870
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.07% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	9,105	9,105
Series ROC II R 593 PB, 0.08% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	19,870	19,870
North Texas Tollway Auth. Rev. Series 2011 A, 0.08% 9/6/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	66,760	66,760
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,505	3,505
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.08% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,485	11,485
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.09% 9/6/13, VRDN (c)(f)	$ 109,425	$ 109,425
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.08% 9/6/13, VRDN (c)(f)	24,000	24,000
Series 2001, 0.08% 9/6/13, VRDN (c)(f)	25,000	25,000
Series 2002, 0.08% 9/6/13, VRDN (c)(f)	14,500	14,500
Series 2010 A, 0.06% 9/6/13 (Total SA Guaranteed), VRDN (c)	1,000	1,000
Series 2012, 0.06% 9/6/13 (Total SA Guaranteed), VRDN (c)	10,000	10,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.06% 9/6/13 (Total SA Guaranteed), VRDN (c)	34,200	34,200
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	1,795	1,795
Richardson Independent School District Participating VRDN Series Putters 4238, 0.08% 9/6/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	6,560	6,560
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.08% 9/6/13, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
0.08% 9/6/13, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,700	1,700
Series Putters 3560, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Series Putters 3688Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,570	4,570
Series Putters 4356, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,500	12,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.38% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.11% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,850	2,850
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	6,735	6,735
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 05 3005 Class A, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District Participating VRDN Series WF 11 140C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 25,355	$ 25,355
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 D, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	12,870	12,870
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	90,400	90,400
Participating VRDN Series Putters 4363, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,625	11,625
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	2,750	2,750
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,865	5,865
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)	13,525	13,525
(NRG Energy, Inc. Proj.) Series 2012, 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)	6,400	6,400
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	11,700	11,700
(Chisholm Trail Proj.) Series 2004, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	5,200	5,200
(Pinnacle Apts. Proj.) Series 2004, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	13,665	13,665
(Residences at Sunset Pointe Proj.) Series 2006, 0.11% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	6,180	6,180
(Windshire Apts. Proj.) Series 2007, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	13,600	13,600
Series 2004, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Series 2006, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	13,990	13,990
Texas Gen. Oblig.:
(Veterans Land Proj.) Series A, 0.07% 9/6/13, VRDN (c)(f)	18,580	18,580
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.09% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	22,400	22,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Fund II Series 2007 A, 0.09% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	$ 37,725	$ 37,725
Participating VRDN:
Series DB 448, 0.09% 9/6/13 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,640	5,640
Series EGL 06 0125, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	37,000	37,000
Series Putters 3478, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series Putters 3480, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,495	7,495
Series 2012 A, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	3,800	3,800
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,360	6,360
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	9,485	9,485
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,055	13,055
Series WF 11 13C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	16,900	16,900
		2,148,050
Utah - 0.6%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.08% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	7,565	7,565
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	36,800	36,800
Salt Lake City Sales Tax Rev. 0.07% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	2,905	2,905
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 4,030	$ 4,030
Series 2002 B, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,330	5,330
Series 2002 C2, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,100	2,100
Series 2002 D, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,365	6,365
Series 2002 F1, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,300	6,300
Series 2002 G Class I, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,450	8,450
Series 2003 A, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,720	5,720
Series 2003 B, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,775	6,775
Series 2003 C, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,805	5,805
Series 2003 E, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,180	8,180
Series 2003 F, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,925	4,925
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,190	4,190
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,605	30,605
		162,030
Virginia - 0.5%
Albemarle County Indl. Dev. Auth. 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	3,165	3,165
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.08% 9/3/13, LOC Bank of America NA, VRDN (c)	7,630	7,630
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.08% 9/6/13, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 12,930	$ 12,930
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.07% 9/6/13, VRDN (c)	10,000	10,000
Participating VRDN Series MS 3309, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	2,600	2,600
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.11% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.09% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Hampton Roads Sanitation District Wastewtr. Rev. Series 2011, 0.06% 9/6/13, VRDN (c)	8,950	8,950
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.15% 9/6/13, LOC Bank of America NA, VRDN (c)	3,630	3,630
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.11% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,300	4,300
Series 2001, 0.11% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,050	4,050
Series 2006, 0.11% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,450	5,450
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.11% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia Hsg. Dev. Auth. Participating VRDN Series Merlots 06 C3, 0.11% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11923, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,765	3,765
		140,722
Washington - 3.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.1% 9/6/13 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	$ 8,950	$ 8,950
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	16,745	16,745
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Series ROC II R 11962, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,200	2,200
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Rev.:
Series 1997, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	108,830	108,830
Series 2008, 0.07% 9/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	78,715	78,715
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.09% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)	7,965	7,965
Univ. of Washington Univ. Revs. Participating VRDN:
Series Putters 4086, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,390	7,390
Series Solar 07 75, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	37,875	37,875
Series Solar 07 94, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	2,687	2,687
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.09% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	3,395	3,395
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	15,010	15,010
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,000	17,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series DB 599, 0.07% 9/6/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	$ 4,625	$ 4,625
Series Floaters 3040, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,505	12,505
Series Putters 3501Z, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series putters 4033, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,100	5,100
Series Solar 06 13, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	33,065	33,065
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Solar 07 66, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,620	19,620
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.07% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	18,630	18,630
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.06% 9/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,200	3,200
(Avalon Ridge Apts. Proj.) Series 1999, 0.1% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.07% 9/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	27,290	27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.07% 9/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.07% 9/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Pinehurst Apts. Proj.) Series A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 12,000	$ 12,000
(Silver Creek Apts. Proj.) Series A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.07% 9/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	37,500	37,500
(Vintage Mount Vernon Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	40,200	40,200
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	9,570	9,570
		850,467
West Virginia - 0.6%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.07% 9/6/13, LOC Deutsche Bank AG, VRDN (c)(f)	15,200	15,200
Series 1990 B, 0.07% 9/6/13, LOC Deutsche Bank AG, VRDN (c)(f)	15,300	15,300
Series 1990 C, 0.07% 9/6/13, LOC Deutsche Bank AG, VRDN (c)(f)	7,700	7,700
Series 1990 D, 0.07% 9/6/13, LOC Deutsche Bank AG, VRDN (c)(f)	7,700	7,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.09% 9/6/13, LOC Union Bank NA, VRDN (c)(f)	$ 22,500	$ 22,500
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.07% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	30,275	30,275
Series 2009 A, 0.06% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
Series 2009 B, 0.06% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,800	1,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.06% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	59,700	59,700
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		186,350
Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	20,700	20,700
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,025	2,025
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2003 B, 0.07% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	21,365	21,365
Series 2008 A, 0.07% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	68,175	68,175
Series D, 0.07% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	36,125	36,125
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,205	7,205
Series 2008 A, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,585	10,585
		171,180
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.11% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 5,000	$ 5,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.24% 9/6/13, VRDN (c)(f)	19,500	19,500
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 9/6/13, VRDN (c)	6,400	6,400
		30,900
TOTAL VARIABLE RATE DEMAND NOTE (Cost $17,732,566)		17,732,566
Other Municipal Debt - 29.2%

Alaska - 0.3%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	97,095	97,960
Arizona - 0.7%
Phoenix Civic Impt. Corp.:
Series 2009, 0.13% 9/3/13, LOC Bank of America NA, CP	16,925	16,925
Series 2011 B1:
0.15% 9/16/13, LOC Barclays Bank PLC, CP	35,700	35,700
0.15% 9/16/13, LOC Barclays Bank PLC, CP	20,900	20,900
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	14,695	14,913
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 10/3/13, LOC Royal Bank of Canada, CP	40,300	40,300
Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.09% 9/10/13, CP	13,200	13,200
		188,838
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	12,100	12,521
California - 7.6%
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series AM, 5% 12/1/13	2,320	2,348
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/14	4,525	4,669
Series 2010 M, 5% 5/1/14	5,000	5,160
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	33,100	33,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Bonds:
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	$ 5,475	$ 5,585
5% 4/1/14	4,000	4,111
RAN:
Series 2013 A1, 2% 5/28/14	286,750	290,527
Series 2013 A2, 2% 6/23/14	288,700	292,822
California Health Facilities Fing. Auth. Rev. Bonds Series WF 12 7C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	26,250	26,250
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	15,635	15,798
Grossmont Healthcare District Bonds Series WF 11 30C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,125	10,125
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	88,400	89,181
Long Beach Unified School District TRAN 1.5% 12/31/13	30,920	31,054
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	4,840	4,840
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.11% 10/10/13, LOC Wells Fargo Bank NA, CP	6,600	6,600
TRAN:
2% 2/28/14	121,800	122,896
2% 6/30/14	191,000	193,870
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2013 C1:
2% 9/30/13	4,000	4,006
2% 1/31/14	5,000	5,037
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.12% 12/5/13 (Liquidity Facility Wells Fargo Bank NA), CP	62,000	62,000
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14	23,600	23,811
2% 5/1/14	188,085	190,364
2% 6/26/14	212,300	215,447
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1, 0.14% 10/8/13, LOC Wells Fargo Bank NA, CP	9,160	9,160
Los Angeles Unified School District Bonds:
Series Putters 4290, 0.1%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	62,800	62,800
Series Putters 4318, 0.2%, tender 9/12/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	17,400	17,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Bonds Series 2013 A, 2% 6/1/14	$ 10,655	$ 10,799
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	14,265	14,265
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	52,930	53,398
Orange County Local Trans. Auth. Sales Tax Rev. Series 2013 A, 0.18% 9/12/13, LOC JPMorgan Chase Bank, CP	25,000	25,000
Orange County Sanitation District Ctfs. of Prtn.:
BAN Series 2012 C, 2% 10/30/13	16,600	16,648
Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	16,655	16,655
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	22,100	22,434
San Diego Unified School District TRAN:
Series 2013 A1, 2% 1/31/14	17,200	17,331
Series 2013 A2, 2% 6/30/14	27,600	28,016
San Francisco City & County Gen. Oblig. Bonds:
Series 2011 R1, 5% 6/15/14	6,190	6,422
Series 2013 C, 4% 6/15/14	7,915	8,152
San Francisco County Trans. Auth.:
Series 2004 A, 0.17% 9/12/13, LOC Wells Fargo Bank NA, CP	27,215	27,215
Series 2004 B, 0.17% 9/12/13, LOC Wells Fargo Bank NA, CP	56,250	56,250
San Jose Int'l. Arpt. Rev. Series 2013 A3, 0.17% 12/4/13, LOC Wells Fargo Bank NA, CP	7,265	7,265
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A2, 0.13% 9/11/13, LOC JPMorgan Chase Bank, CP	21,250	21,250
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	16,900	17,156
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	38,600	39,021
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	47,325	47,745
		2,163,983
Colorado - 0.8%
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	197,200	198,522
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 10 37C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	20,580	20,580
Denver City & County School District # 1 Bonds Series 2012 B, 2% 12/1/13	9,515	9,557
		228,659
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	$ 14,200	$ 14,204
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	4,500	4,527
Naugatuck Gen. Oblig. BAN 1% 3/18/14	7,700	7,734
		26,465
Delaware - 0.0%
Delaware Gen. Oblig. Bonds:
Series 2008 A, 5% 3/1/14	2,350	2,406
Series 2009 C, 5% 10/1/13	1,530	1,536
Series 2013 B, 2% 2/1/14	9,000	9,068
		13,010
District Of Columbia - 0.9%
District of Columbia Income Tax Rev. Bonds Series 2009 C, 5% 12/1/13	6,585	6,664
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.17% tender 9/9/13, LOC JPMorgan Chase Bank, CP mode	71,600	71,600
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2012 A, 2% 10/1/13	1,250	1,252
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 1:
0.11% 10/4/13, LOC JPMorgan Chase Bank, CP	26,660	26,660
0.11% 10/10/13, LOC JPMorgan Chase Bank, CP	57,700	57,700
0.12% 10/23/13, LOC JPMorgan Chase Bank, CP	47,900	47,900
0.14% 11/7/13, LOC JPMorgan Chase Bank, CP	27,600	27,600
0.15% 12/2/13, LOC JPMorgan Chase Bank, CP	13,400	13,400
		252,776
Florida - 1.8%
Escambia City Health Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	1,300	1,313
Florida Board of Ed. Bonds Series 2005 B, 5% 1/1/14	13,395	13,610
Florida Board of Ed. Lottery Rev. Bonds:
Series 2010 D, 5% 7/1/14	1,400	1,455
Series 2010 E, 4% 7/1/14	2,600	2,680
Series 2010 F, 5% 7/1/14	9,555	9,933
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 D, 5% 6/1/14	5,000	5,179
Series 2012 B, 5% 6/1/14	2,040	2,113
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2013 B, 2% 7/1/14	15,830	16,068
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. Bonds Series 2009 B, 5% 7/1/14	$ 8,070	$ 8,391
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	11,420	11,873
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.11% 9/23/13, LOC JPMorgan Chase Bank, CP	13,858	13,858
0.12% 9/3/13, LOC JPMorgan Chase Bank, CP	9,532	9,532
0.12% 10/4/13, LOC JPMorgan Chase Bank, CP	13,229	13,229
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2009 A, 3% 1/15/14	1,000	1,010
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.12% 9/5/13, LOC State Street Bank & Trust Co., Boston, CP	14,983	14,983
0.12% 9/26/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.13% 9/12/13, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.13% 9/19/13, LOC State Street Bank & Trust Co., Boston, CP	18,100	18,100
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
Series 2013 A, 2% 10/1/13	6,485	6,495
Series 2013 B, 2% 10/1/13	4,000	4,006
Series 2013 C1:
0.11% 9/3/13, CP	19,950	19,950
0.14% 9/5/13, CP	21,350	21,350
Jacksonville Gen. Oblig. Series 2004 A, 0.13% 10/1/13, LOC Landesbank Baden-Wuert, CP	5,290	5,290
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds:
Series 2012 B, 3% 10/1/13	1,000	1,002
Series 23 Issue 2, 5% 10/1/13	42,785	42,953
JEA Wtr. & Swr. Sys. Rev. Bonds:
Series 2009 B, 5% 10/1/13	3,500	3,514
Series WF 11 4C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	11,800	11,800
2% 10/1/13	1,235	1,237
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	179,600	180,359
Orlando Utils. Commission Util. Sys. Rev. Bonds:
Series 2007, 5% 10/1/13	2,900	2,912
Series 2009 C, 5% 10/1/13	1,000	1,004
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Bonds: - continued
Series 2011 A, 0.17%, tender 3/28/14 (c)	$ 14,500	$ 14,500
Series 2013 A, 1.5% 10/1/13	4,500	4,505
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.16%, tender 3/28/14 (c)	14,515	14,515
Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	24,425	24,425
		515,144
Georgia - 0.6%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	67,500	67,907
Georgia Gen. Oblig. Bonds:
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	13,600	13,746
Series 2004 B, 5% 3/1/14	1,000	1,024
Series 2007 B, 5% 4/1/14	3,500	3,598
Series 2012 A, 5% 7/1/14	2,000	2,079
Series 2013 D, 2% 2/1/14	5,280	5,320
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.1% tender 9/17/13, LOC Barclays Bank PLC, CP mode	15,550	15,550
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	6,900	6,910
Georgia Road & Thruway Auth. Rev. Bonds Series 2006, 5% 6/1/14	6,000	6,213
Metropolitan Atlanta Rapid Transit:
Series 2012 D1, 0.11% 11/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	29,800	29,800
Series 2012 D2, 0.11% 11/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	12,000	12,000
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 95C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	4,715	4,715
		168,862
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds:
Series 2003 DB, 5.25% 9/1/13	1,000	1,000
Series 2011 EC, 3% 12/1/13	6,000	6,042
		7,042
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	121,800	123,620
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 C1, 0.14% 9/12/13, LOC PNC Bank NA, CP (f)	$ 5,788	$ 5,788
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.18%, tender 2/19/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,700	9,700
Illinois Fin. Auth. Ed. Rev. Series 2013, 0.16% 2/6/14, LOC PNC Bank NA, CP	14,000	14,000
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.18%, tender 3/28/14 (c)	11,700	11,700
(Palos Cmnty. Hosp. Proj.):
Series 2010 C, 0.11% tender 9/5/13, CP mode	39,460	39,460
Series 2012 H, 0.15% tender 10/3/13, CP mode	16,900	16,900
Series 2010 D, 4% 4/1/14	2,790	2,851
Series WF 12 2C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	29,610	29,610
Illinois Sales Tax Rev. Bonds Series 2013, 2% 6/15/14	31,400	31,844
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012, 5% 12/15/13	3,100	3,142
		164,995
Indiana - 0.2%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/13	2,045	2,069
Indianapolis Gas Util. Sys. Rev. Series 2013, 0.11% 9/10/13, LOC JPMorgan Chase Bank, CP	43,000	43,000
		45,069
Kansas - 0.4%
City of Lawrence BAN 1% 5/1/14	26,800	26,946
Kansas Dept. of Trans. Hwy. Rev. Bonds:
Series 2012 A1, 0.09% 9/1/13 (c)	7,400	7,400
Series 2012 A2, 0.29% 9/1/14 (c)	7,680	7,696
Kansas Tpk. Auth. Tpk. Rev. Bonds Series 2013 A, 1% 9/1/13	9,575	9,575
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	42,830	42,830
Series 256, 0.25% 2/11/14 (f)	15,065	15,065
		109,512
Kentucky - 0.2%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2002, 0.32% tender 9/25/13, CP mode (f)	30,000	30,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.22% tender 9/17/13, CP mode	$ 9,600	$ 9,600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A:
0.22% tender 9/17/13, CP mode	19,800	19,800
0.32% tender 9/25/13, CP mode (f)	8,600	8,600
		68,000
Louisiana - 0.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series WF 12 32C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	12,230	12,230
Louisiana Gen. Oblig. Bonds Series 2009 A, 5% 5/1/14	5,000	5,159
		17,389
Maryland - 0.4%
Baltimore County Gen. Oblig. Series 2011:
0.1% 9/16/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,125	33,125
0.1% 10/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	18,550	18,550
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	32,815	32,815
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	16,700	16,700
Baltimore Gen. Oblig. Bonds Series 2013 A, 1% 10/15/13	12,720	12,733
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2008, 4% 2/15/14	2,500	2,543
		116,466
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.35% tender 9/9/13, CP mode (f)	24,400	24,400
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.3% tender 9/9/13, CP mode	12,675	12,675
0.3% tender 9/9/13, CP mode	15,000	15,000
0.33% tender 9/26/13, CP mode	8,000	8,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992: - continued
0.33% tender 10/4/13, CP mode	$ 1,150	$ 1,150
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.32% tender 9/25/13, CP mode (f)	1,100	1,100
		62,325
Michigan - 0.5%
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 10/31/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	18,950	18,950
Michigan Bldg. Auth. Rev. Series 6, 0.14% 10/24/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	3,075	3,075
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 9/16/13, CP mode	17,300	17,300
0.09% tender 9/17/13, CP mode	37,990	37,990
0.11% tender 9/5/13, CP mode	19,100	19,100
0.14% tender 10/1/13, CP mode	20,197	20,197
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	3,000	3,000
Univ. of Michigan Rev. Bonds Series Putters 4373, 0.1%, tender 11/7/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	14,095	14,095
		133,707
Minnesota - 0.3%
Hennepin County Gen. Oblig. Bonds Series 2013 A, 3% 12/1/13	4,365	4,396
Minnesota 911 Rev. Bonds (Pub. Safety Radio Communications Sys. Proj.) Series 2011, 4% 6/1/14	1,600	1,645
Minnesota Gen. Oblig. Bonds:
Series 2009 E, 5% 8/1/14	4,000	4,175
Series 2010 D, 5% 8/1/14	2,825	2,949
Series 2011, 5% 10/1/13	4,000	4,016
Series 2013 A, 5% 8/1/14	6,835	7,136
Series WF 11 110C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	23,530	23,530
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/14	2,000	2,033
Univ. of Minnesota Gen. Oblig.:
Bonds Series 2011 A, 5% 12/1/13	2,500	2,529
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Univ. of Minnesota Gen. Oblig.: - continued
Series 2009 D, 0.1% 9/5/13, CP	$ 9,000	$ 9,000
Univ. of Minnesota Rev. Series 2005 A:
0.1% 9/5/13, CP	7,650	7,650
0.12% 10/8/13, CP	12,500	12,500
0.15% 10/1/13, CP	13,000	13,000
		94,559
Mississippi - 0.1%
Mississippi Gen. Oblig. Bonds:
Series 2003, 5.25% 11/1/13	2,100	2,118
Series 2007 B, 5% 12/1/13	1,000	1,012
Series WF 11 117C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	18,475	18,475
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14 (c)(h)	9,500	9,500
		31,105
Missouri - 0.2%
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A:
5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	9,045	9,097
5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	2,240	2,253
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B:
0.1% tender 9/5/13, LOC Bank of Nova Scotia, CP mode	28,000	28,000
0.13% tender 12/2/13, LOC Bank of Nova Scotia, CP mode	14,900	14,900
Saint Louis Gen. Fund Rev. TRAN 2% 5/30/14	13,000	13,175
		67,425
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.1% 9/16/13, CP	15,400	15,400
0.11% 9/11/13, CP	16,900	16,900
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2010 A, 5.5% 2/1/14	2,595	2,652
Series 2013 A:
0.09% 9/6/13, CP	7,500	7,500
0.14% 9/10/13, CP	5,200	5,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.: - continued
Series 2013 A: - continued
0.14% 9/11/13, CP	$ 15,000	$ 15,000
0.15% 9/9/13, CP	13,500	13,500
		76,152
Nevada - 0.3%
Clark County School District Bonds:
Series 2011 A, 5% 6/15/14	7,000	7,261
Series 2013 A, 4% 6/15/14	3,840	3,952
Series 2013 B, 3% 6/15/14	14,200	14,508
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	1,000	1,020
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.13% 12/5/13, LOC JPMorgan Chase Bank, CP	23,000	23,000
Series 2006 B, 0.1% 9/16/13, LOC Wells Fargo Bank NA, CP	25,000	25,000
		74,741
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.33% tender 9/26/13, CP mode	19,900	19,900
0.35% tender 9/26/13, CP mode	7,900	7,900
Series 1990 A2:
0.32% tender 9/25/13, CP mode (f)	35,500	35,500
0.35% tender 9/9/13, CP mode (f)	9,450	9,450
		72,750
New Jersey - 0.0%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	11,481	11,517
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Bonds Series 2010 A1, 5% 12/15/13	4,110	4,167
New Mexico Gen. Oblig. Bonds Series 2013, 2% 3/1/14	6,445	6,502
New Mexico Severance Tax Rev. Bonds:
Series 2009 A, 5% 7/1/14	1,000	1,040
Series 2010 B, 5% 7/1/14	8,230	8,559
Series 2013 A, 5% 7/1/14	6,000	6,239
		26,507
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - 0.8%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.11% 9/17/13, CP	$ 115,300	$ 115,300
Series 7, 0.1% 5/5/14, CP	7,400	7,400
Series 8, 0.14% 3/24/14, CP	18,050	18,050
New York Metropolitan Trans. Auth. Rev. Series 2D, 0.1% 9/10/13, LOC Citibank NA, CP	30,000	30,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/14	46,350	47,636
		218,386
North Carolina - 0.4%
Charlotte Gen. Oblig. Bonds Series 2013 B, 2% 7/1/14 (b)	9,580	9,722
Charlotte Wtr. & Swr. Sys. Rev. Bonds Series 2011, 3% 12/1/13	1,500	1,510
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/14	3,000	3,071
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	8,030	8,030
North Carolina Gen. Oblig. Bonds Series 2004 A, 5.25% 3/1/14	4,170	4,274
North Carolina Grant Anticipation Rev. Bonds Series 2012, 3% 3/1/14	13,250	13,432
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2008 A, 5.25% 1/1/14	10,800	10,981
Series 2012 A, 2% 1/1/14	44,645	44,904
Raleigh Combined Enterprise Sys. Rev. Bonds Series WF 11-19C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,000	9,000
Univ. of North Carolina at Chapel Hill Rev. Bonds Series Putters 4372, 0.1%, tender 11/7/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	6,295	6,295
Wake County Gen. Oblig. Bonds Series 2013 B, 3% 5/1/14	3,225	3,285
		114,504
Ohio - 0.2%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.14% tender 2/5/14, CP mode	12,400	12,400
0.17% tender 9/5/13, CP mode	18,650	18,650
0.17% tender 10/7/13, CP mode	10,000	10,000
0.17% tender 12/5/13, CP mode	7,200	7,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.): - continued
Series 2008 B6:
0.17% tender 10/7/13, CP mode	$ 8,800	$ 8,800
0.17% tender 12/5/13, CP mode	8,600	8,600
		65,650
Oregon - 1.0%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.1% tender 9/23/13, CP mode	9,900	9,900
0.1% tender 9/23/13, CP mode	10,600	10,600
Series 2003 E:
0.1% tender 9/10/13, CP mode	8,000	8,000
0.11% tender 9/10/13, CP mode	10,000	10,000
0.11% tender 9/26/13, CP mode	8,000	8,000
0.11% tender 9/26/13, CP mode	6,000	6,000
Series 2003 F:
0.1% tender 9/10/13, CP mode	5,000	5,000
0.1% tender 9/19/13, CP mode	10,000	10,000
0.11% tender 9/10/13, CP mode	25,000	25,000
Series 2003 G:
0.1% tender 9/10/13, CP mode	21,525	21,525
0.1% tender 9/19/13, CP mode	14,400	14,400
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,800	10,800
TAN Series 2013 A, 1.5% 7/31/14	127,800	129,339
Portland Gen. Oblig. TAN Series 2013, 1.25% 6/25/14	19,700	19,871
Portland Ore Wtr. Sys. Rev. Bonds Series 2011 A, 2% 10/1/13	9,395	9,409
		297,844
Pennsylvania - 0.1%
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	5,000	5,158
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.11% 10/4/13, LOC Bank of America NA, CP	10,000	10,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	12,300	12,492
		27,650
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.0%
Providence Plantations Lease Prtn. Ctfs. Bonds (Kent County Courthouse Proj.) Series 2013 A:
2% 10/1/13	$ 3,130	$ 3,134
2% 10/1/13	2,750	2,754
Rhode Island & Providence Plantations Bonds Series 2012 B, 2% 10/15/13	2,370	2,375
		8,263
South Carolina - 0.9%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	18,100	18,222
Charleston County School District BAN 1% 5/8/14	16,900	16,993
Cherokee County School District No. 1 Bonds Series 2013 A, 3% 3/1/14 (South Carolina Gen. Oblig. Guaranteed)	4,310	4,370
Dorchester County No. 2 School District BAN 0.2% 8/15/14	43,300	43,303
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	33,960	34,181
Series 2013 D, 1% 3/3/14 (b)	85,015	85,340
South Carolina Gen. Oblig. Bonds:
Series 2010 A, 4% 6/1/14	10,000	10,286
Series 2011 A, 5% 3/1/14	5,000	5,119
Series ROC II R 692W, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	8,340	8,340
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Bonds:
Series 2012 B, 5% 12/1/13	3,500	3,542
Series 2012 C, 5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	5,000	5,059
York County Poll. Cont. Rev. Bonds 0.32% tender 9/3/13, CP mode	22,800	22,800
		257,555
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/13	2,500	2,530
Tennessee Gen. Oblig. Bonds:
Series 2008 A, 5% 9/1/13	3,835	3,835
Series 2010 A, 4% 5/1/14	5,445	5,582
Series 2011, 5% 10/1/13	1,920	1,928
		13,875
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - 5.5%
Austin Elec. Util. Sys. Rev.:
Series 2013 A:
0.11% 9/11/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 19,100	$ 19,100
0.11% 9/17/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,640	11,640
0.2% 10/1/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,140	8,140
Brownsville Util. Sys. Rev. Series 2013 A, 0.19% 9/5/13, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series 2010 A, 5% 12/1/13	2,775	2,808
Dallas Independent School District Bonds Series 2010 B, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,100	2,146
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2010, 4% 10/1/13	3,000	3,009
Harris County Gen. Oblig.:
Bonds Series 2012 A, 2% 10/1/13	4,085	4,091
Series 2013 A1:
0.09% 9/10/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,650	7,650
0.12% 9/10/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,000	1,000
Series 2013 D:
0.11% 9/10/13 (Liquidity Facility JPMorgan Chase Bank), CP	8,590	8,590
0.11% 9/12/13 (Liquidity Facility JPMorgan Chase Bank), CP	17,860	17,860
TAN Series 2013, 1% 2/28/14	17,200	17,272
Harris County Metropolitan Trans. Auth.:
Series 2013 A1:
0.17% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
0.18% 9/12/13 (Liquidity Facility JPMorgan Chase Bank), CP	34,300	34,300
Series 2013 A3, 0.14% 9/18/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Houston Gen. Oblig.:
Series 2013 A, 0.11% 9/12/13, LOC Union Bank NA, CP	23,100	23,100
TRAN Series 2013, 2% 6/30/14	47,500	48,212
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2013 A, 0.13% 9/9/13, CP	5,550	5,550
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev. Bonds:
Series 2004 A, 5.25% 5/15/14	$ 3,000	$ 3,106
Series 2010 C, 5% 11/15/13	1,000	1,010
Series 2011 E, 5% 11/15/13	5,810	5,867
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	20,830	20,830
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	7,890	7,890
Keller Independent School District Bonds Series WF11 55 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,635	5,635
Klein Independent School District Bonds Series 2012 B, 2% 2/1/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,015
Lower Colorado River Auth. Rev.:
0.1% 9/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
0.11% 9/5/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,000	16,000
0.14% 10/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
0.14% 10/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	19,800	19,800
0.14% 11/4/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,600	4,600
0.17% 10/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Midland Independent School District Bonds Series 2013, 1% 2/15/14 (Permanent School Fund of Texas Guaranteed)	5,975	5,997
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 1249C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,000	5,000
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.1% tender 10/11/13, LOC JPMorgan Chase Bank, CP mode	23,000	23,000
0.12% tender 10/9/13, LOC JPMorgan Chase Bank, CP mode	10,000	10,000
Plano Gen. Oblig. Bonds Series MS 06 1862, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	11,665	11,665
Richardson Independent School District Bonds Series 2011, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,735	2,782
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2002:
5.375% 2/1/14	$ 3,360	$ 3,433
5.375% 2/1/14	6,400	6,539
Series 2006 A, 5% 2/1/14	1,015	1,035
San Antonio Gen. Oblig. Bonds Series 2013, 2% 2/1/14	8,500	8,565
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.19%, tender 3/28/14 (c)	6,300	6,300
Series 2013 B, 0.15%, tender 3/28/14 (c)	9,500	9,500
Tarrant Reg'l. Wtr. District Wtr. R Bonds Series WF 12 6C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	12,375	12,375
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2012 A, 4% 3/1/14	6,300	6,419
Texas A&M Univ. Rev.:
Bonds Series 2013 B, 3% 5/15/14	11,960	12,196
Series 1993 B, 0.1% 9/12/13, CP	5,460	5,460
Texas Gen. Oblig.:
Bonds:
Series 2010 B, 5% 8/1/14	1,000	1,044
Series 2011, 3% 10/1/13	2,000	2,005
TRAN Series 2013, 2% 8/28/14	1,000,400	1,018,145
Texas Muni. Pwr. Agy. Rev. Series 2005:
0.1% 9/17/13, LOC Barclays Bank PLC, CP	10,800	10,800
0.11% 10/10/13, LOC Barclays Bank PLC, CP	3,300	3,300
0.14% 9/12/13, LOC Barclays Bank PLC, CP	15,835	15,835
0.14% 9/17/13, LOC Barclays Bank PLC, CP	7,800	7,800
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/14	1,500	1,541
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 1% 7/15/14	2,590	2,608
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.14% 10/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,400	17,400
0.16% 9/10/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.11% 9/4/13, LOC Bank of America NA, CP	15,000	15,000
		1,579,465
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.11% 9/19/13 (Liquidity Facility JPMorgan Chase Bank), CP	$ 23,300	$ 23,300
Series 1997 B3, 0.11% 9/19/13 (Liquidity Facility JPMorgan Chase Bank), CP	55,200	55,200
Series 1998 B4, 0.14% 9/26/13 (Liquidity Facility JPMorgan Chase Bank), CP	87,300	87,300
Salt Lake County Utah TRAN Series 2013, 1% 12/27/13	48,300	48,429
Utah Gen. Oblig. Bonds:
Series 2004 A, 5% 7/1/14	11,900	12,376
Series 2011 A, 5% 7/1/14	1,630	1,695
		228,300
Virginia - 0.6%
Fairfax County Gen. Oblig. Bonds Series 2013 A, 1.5% 10/1/13	5,170	5,176
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 3/28/14 (c)	23,000	23,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 9/18/13, CP mode (f)	23,600	23,600
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series 2012 A, 2% 1/1/14	2,205	2,218
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.18%, tender 3/28/14 (c)	14,255	14,255
Series 2012 A, 0.14%, tender 3/28/14 (c)	13,200	13,200
Norfolk Econ. Dev. Auth. Rev. 0.1% 9/16/13, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 0.65% tender 9/18/13, CP mode	11,200	11,200
Virginia Beach Gen. Oblig. Bonds:
Series 2011 A, 4% 6/1/14	4,500	4,627
Series 2013, 2% 1/15/14	5,700	5,738
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(Pub. Higher Ed. Fing. Prog.) Series 2009 B:
5% 9/1/13	7,530	7,530
5% 9/1/14	4,475	4,689
Series 2001 A, 5% 9/1/13	6,010	6,010
Series 2012 A, 5% 2/1/14	5,340	5,447
Virginia Commonwealth Trans. Board Rev. Bonds Series 2010 A, 5% 5/15/14	9,710	10,038
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth. Bonds Series 2013 I, 5% 4/15/14	$ 11,065	$ 11,394
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series 2005 A, 5.25% 10/1/13	3,035	3,048
		164,970
Washington - 0.5%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2006 A, 5% 7/1/14	3,650	3,795
Series 2008 A, 5% 7/1/14	1,485	1,544
King County Swr. Rev. Bonds:
Series 2011 B, 5% 1/1/14	8,160	8,290
Series 2013 A, 2% 1/1/14	3,400	3,420
Port of Seattle Rev. Series 2001 B1, 0.2% 10/16/13, LOC Bank of America NA, CP (f)	17,655	17,655
Seattle Gen. Oblig. Bonds Series 2011, 5% 3/1/14	5,000	5,119
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2004, 5% 8/1/14	1,300	1,357
Series 2010 B, 5% 2/1/14	2,550	2,601
Series 2012 A, 3% 6/1/14	4,755	4,853
Spokane County School District #81 Bonds Series 2012, 4% 12/1/13 (Washington Gen. Oblig. Guaranteed)	8,525	8,605
Univ. of Washington Univ. Revs. Series 2013 A, 0.08% 9/16/13, CP	10,000	10,000
Washington Ctfs. of Prtn. Bonds Series 2013 D, 2% 7/1/14	4,445	4,510
Washington Gen. Oblig. Bonds:
Series 2006 D, 5% 1/1/14	3,810	3,871
Series 2007 C, 5% 1/1/14	4,000	4,064
Series 2008 C, 5% 1/1/14	13,020	13,228
Series 2011 A, 5% 1/1/14	1,750	1,778
Series 2011 B, 5% 7/1/14	10,995	11,435
Series 2013 E, 5% 2/1/14	3,695	3,769
Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	15,435	15,435
Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	20,100	20,100
		145,429
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.35% tender 9/16/13, CP mode (f)	$ 20,000	$ 20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.7% tender 9/18/13, CP mode (f)	7,400	7,400
		27,400
Wisconsin - 0.8%
Madison Gen. Oblig. Bonds Series 2012 A, 2% 10/1/13	3,970	3,976
Milwaukee Gen. Oblig.:
Bonds Series 2013, 5% 5/15/14	9,500	9,819
RAN Series 2013 R1, 1.75% 12/5/13	61,000	61,249
Wisconsin Clean Wtr. Rev. Bonds Series 2, 5.25% 6/1/14	4,765	4,945
Wisconsin Gen. Oblig.:
Bonds:
Series 2011 B, 5% 5/1/14	3,000	3,095
Series WF 11-14C, 0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	4,000	4,000
Series 2005 A, 0.09% 9/17/13 (Liquidity Facility Bank of New York, New York), CP	14,500	14,500
Series 2006 A, 0.09% 9/9/13 (Liquidity Facility Bank of New York, New York), CP	13,500	13,500
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.12%, tender 3/28/14 (c)	13,500	13,500
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Aurora Health Care, Inc. Sys. Proj.) Series 2010 C, 0.14% tender 10/3/13, LOC Bank of America NA, CP mode	38,615	38,615
0.13% tender 12/2/13, CP mode	9,600	9,600
Wisconsin Trans. Rev.:
Bonds Series 1, 5% 7/1/14	3,385	3,520
Series 1997 A, 0.09% 9/10/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
Series 1997, 0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.09% 9/10/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 5,100	$ 5,100
0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,836	6,836
		221,817
TOTAL OTHER MUNICIPAL DEBT (Cost $8,342,207)		8,342,207
Investment Company - 10.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (d)(e) (Cost $3,035,406)	3,035,406,134	3,035,406
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $29,110,179)		29,110,179
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(517,927)
NET ASSETS - 100%		$ 28,592,252
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,300,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $498,340,000 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
California Health Facilities Fing. Auth. Rev. Bonds Series WF 12 7C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 26,250
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 10 37C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA)	11/24/10 - 12/15/10	$ 20,580
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.18%, tender 2/19/14 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 9,700
Security	Acquisition Date	Cost (000s)
Grossmont Healthcare District Bonds Series WF 11 30C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA)	7/17/12	$ 10,125
Illinois Fin. Auth. Rev. Bonds Series WF 12 2C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA)	2/15/12 - 3/26/13	$ 29,610
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12 - 11/29/12	$ 20,830
JEA Wtr. & Swr. Sys. Rev. Bonds Series WF 11 4C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA)	2/23/12 - 5/15/12	$ 11,800
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 10/31/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13 - 8/7/13	$ 18,950
Security	Acquisition Date	Cost (000s)
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	2/15/11 - 4/2/12	$ 7,890
Keller Independent School District Bonds Series WF11 55 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/19/12 - 5/15/12	$ 5,635
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	4/29/13	$ 4,840
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 62,800
Security	Acquisition Date	Cost (000s)
Los Angeles Unified School District Bonds Series Putters 4318, 0.2%, tender 9/12/13 (Liquidity Facility JPMorgan Chase & Co.)	5/15/13	$ 17,400
Louisiana Gas & Fuel Tax Rev. Bonds Series WF 12 32C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	5/24/12	$ 12,230
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	6/23/11	$ 3,000
Minnesota Gen. Oblig. Bonds Series WF 11 110C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12 - 12/12/12	$ 23,530
Mississippi Gen. Oblig. Bonds Series WF 11 117C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 18,475
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14	7/9/13	$ 9,500
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/13	$ 14,265
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	12/1/11 - 12/10/12	$ 8,030
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 1249C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA)	6/21/12	$ 5,000
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 16,655
Security	Acquisition Date	Cost (000s)
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	1/12/12	$ 10,800
Plano Gen. Oblig. Bonds Series MS 06 1862, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12	$ 11,665
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 95C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA)	5/24/13	$ 4,715
Raleigh Combined Enterprise Sys. Rev. Bonds Series WF 11-19C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	2/10/11	$ 9,000
South Carolina Gen. Oblig. Bonds Series ROC II R 692W, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	2/23/09 - 4/1/13	$ 8,340
Security	Acquisition Date	Cost (000s)
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	5/3/12 - 9/10/12	$ 24,425
Tarrant Reg'l. Wtr. District Wtr. R Bonds Series WF 12 6C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA)	3/15/12	$ 12,375
Univ. of Michigan Rev. Bonds Series Putters 4373, 0.1%, tender 11/7/13 (Liquidity Facility JPMorgan Chase & Co.)	8/8/13	$ 14,095
Univ. of North Carolina at Chapel Hill Rev. Bonds Series Putters 4372, 0.1%, tender 11/7/13 (Liquidity Facility JPMorgan Chase & Co.)	8/8/13	$ 6,295
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	11/23/11 - 2/17/12	$ 15,435
Security	Acquisition Date	Cost (000s)
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 5/9/13	$ 20,100
Wisconsin Gen. Oblig. Bonds Series WF 11-14C, 0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA)	6/20/13	$ 4,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2,874
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,074,773)	$ 26,074,773
Fidelity Central Funds (cost $3,035,406)	3,035,406
Total Investments (cost $29,110,179)		$ 29,110,179
Cash		683,589
Receivable for investments sold		4,001
Receivable for fund shares sold		362,148
Interest receivable		19,535
Distributions receivable from Fidelity Central Funds		150
Other receivables		158
Total assets		30,179,760

Liabilities
Payable for investments purchased Regular delivery	$ 1,104,612
Delayed delivery	95,062
Payable for fund shares redeemed	378,639
Distributions payable	16
Accrued management fee	1,935
Other affiliated payables	6,627
Other payables and accrued expenses	617
Total liabilities		1,587,508

Net Assets		$ 28,592,252
Net Assets consist of:
Paid in capital		$ 28,591,434
Distributions in excess of net investment income		(7)
Accumulated undistributed net realized gain (loss) on investments		825
Net Assets, for 28,583,579 shares outstanding		$ 28,592,252
Net Asset Value, offering price and redemption price per share ($28,592,252 ÷ 28,583,579 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 41,066
Income from Fidelity Central Funds		2,874
Total income		43,940

Expenses
Management fee	$ 71,371
Transfer agent fees	37,317
Accounting fees and expenses	1,472
Custodian fees and expenses	320
Independent trustees' compensation	102
Registration fees	787
Audit	77
Legal	54
Miscellaneous	235
Total expenses before reductions	111,735
Expense reductions	(70,453)	41,282
Net investment income (loss)		2,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,135
Net increase in net assets resulting from operations		$ 4,793

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,658	$ 2,419
Net realized gain (loss)	2,135	700
Net increase in net assets resulting from operations	4,793	3,119
Distributions to shareholders from net investment income	(2,702)	(2,424)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	89,193,019	75,597,759
Reinvestment of distributions	2,535	2,364
Cost of shares redeemed	(85,293,048)	(74,136,876)
Net increase (decrease) in net assets and shares resulting from share transactions	3,902,506	1,463,247
Total increase (decrease) in net assets	3,904,597	1,463,942

Net Assets
Beginning of period	24,687,655	23,223,713
End of period (including distributions in excess of net investment income of $7 and undistributed net investment income of $0, respectively)	$ 28,592,252	$ 24,687,655

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.008
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.008
Distributions from net investment income	- D	- D	- D	- D	(.008)
Distribution from net realized gain.	-	-	-	- D	- D
Total distributions	- D	- D	- D	- D	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.77%
Ratios to Average Net Assets B, C
Expenses before reductions	.41%	.42%	.43%	.43%	.47%
Expenses net of fee waivers, if any	.15%	.18%	.26%	.34%	.47%
Expenses net of all reductions	.15%	.18%	.26%	.34%	.46%
Net investment income (loss)	.01%	.01%	.01%	.01%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 28,592	$ 24,688	$ 23,224	$ 22,370	$ 24,530

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 29,110,179

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 145
Undistributed long-term capital gain	$ 825

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Tax-exempt Income	$ 2,702	$ 2,424

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .26% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $70,354.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $99.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 11, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (1967)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Name, Year of Birth; Principal Occupation
Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $1,802,131 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 30.19% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMM-UANN-1013
1.790909.110

Item 2. Code of Ethics

As of the end of the period, August 31, 2013, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity AMT Tax-Free Money Fund, Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the "Funds"):

Services Billed by PwC

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$34,000	$-	$2,100	$1,900
Fidelity Arizona Municipal Money Market Fund	$33,000	$-	$2,100	$1,600
Fidelity Municipal Money Market Fund	$61,000	$-	$2,100	$9,300

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$33,000	$-	$2,000	$2,000
Fidelity Arizona Municipal Money Market Fund	$32,000	$-	$2,000	$1,700
Fidelity Municipal Money Market Fund	$60,000	$-	$2,000	$9,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2013A	August 31, 2012A
Audit-Related Fees	$5,335,000	$4,450,000
Tax Fees	$-	$-
All Other Fees	$30,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2013 A	August 31, 2012 A
PwC	$6,200,000	$5,670,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2013